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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21187

PIMCO Municipal Income Fund III

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna —1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2011

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. REPORT TO SHAREHOLDERS

Annual Report

September 30, 2011

PIMCO Municipal Income Fund III

PIMCO California Municipal Income Fund III

PIMCO New York Municipal Income Fund III

9.30.11

PIMCO Municipal Income Funds III Annual Report

1

Hans W. Kertess

Chairman

Brian S. Shlissel

President
& CEO

Dear Shareholder:

Municipal bonds see-sawed during the twelve-month fiscal period ended September 30, 2011. The fiscal year began with a selloff sparked by a rise in interest rates and a surge in new issuances. Both trends soon reversed, with new issuance plunging and interest rates falling. Also contributing to the rally in the second-half of the fiscal period was a series of economic and geopolitical worries that swept the globe, prompting a flight to safety. U.S. Treasuries benefited from this trend, as did municipal bonds, which tend to track Treasuries.

The Twelve-Month Period in Review

For the twelve-month fiscal reporting period ended September 30, 2011:

•

PIMCO Municipal Income Fund III advanced 3.12% on net asset value (“NAV”) and 2.01% on market price.

•

PIMCO California Municipal Income Fund III returned 2.36% on NAV and declined 0.47% on market price.

•

PIMCO New York Municipal Income Fund III advanced 1.27% on NAV and declined 1.27% on market price.

In contrast, the Barclays Capital Municipal Bond Index returned a tax-advantaged 3.88% for the reporting period. The broad taxable bond market, represented by the Barclays Capital U.S. Aggregate Bond Index, returned 5.26% for the twelve-months ended September 30, 2011.

The underlying fiscal picture at state and local levels remained challenging during the twelve-month period. No sooner did states close a collective budget gap of $130 billion in their 2011 fiscal year (after cutting $191 billion in 2010) than they confronted another sea of red ink in 2012: $103 billion, according to the
Center on Budget and Policy Priorities. In addition, 57% of cities report greater financial difficulties in 2011 than in 2010, according to a separate report from the National League of Cities.

Despite these difficulties, municipal bond defaults remain quite rare. The ten-year cumulative default rate for all municipals is less than one-tenth of one percent. For higher-yielding (riskier) municipals, the rate is just over one-half of one percent.

2

PIMCO Municipal Income Funds III Annual Report

9.30.11

In terms of new issuance, the flood of new municipal bonds coming to market in the final months of 2010 slowed considerably in 2011, with supply dropping approximately 35%, according to Morgan Stanley Smith Barney. As the fiscal year drew to a close, however, there were signs that new issuance was picking up, driven largely by bond issuers taking advantage of historically low interest rates.

The Road Ahead

Municipal bonds, after an impressive rally during the second half of the fiscal period, are still priced at attractive levels relative to U.S. Treasury bonds. We believe states and cities will continue to manage their ongoing fiscal difficulties. It is also worth noting that the yield curve, a chart depicting the interest-rate relationship between shorter-term and longer-term bonds, suggests that the risk of a recession might not be as likely as some market commentators believe. We maintain our view that the U.S. economy, troubled as it may be, will not slip into a recession.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your
investment needs.

Sincerely,

   Hans W. Kertess
Chairman

Brian S. Shlissel President & Chief Executive Officer

Receive this report electronically and eliminate paper
mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

9.30.11

PIMCO Municipal Income Funds III Annual Report

3

PIMCO Municipal Income Funds
III Fund Insights

September 30, 2011 (unaudited)

For the fiscal year ended September 30, 2011, PIMCO Municipal Income
Fund III returned 3.12% on net asset value (“NAV”) and 2.01% on market price.

For the fiscal year ended September 30, 2011, PIMCO California Municipal Income Fund III returned 2.36% on NAV and -0.47% on market price.

For the fiscal year ended September 30, 2011, PIMCO New York Municipal Income Fund III returned 1.27% on NAV and -1.27% on market price.

The municipal bond market overcame a weak start
for the year and produced a positive return during the fiscal year ended September 30, 2011. The overall municipal market (as measured by the Barclays Capital Municipal Bond Index) posted a negative return during five of the first six months of the fiscal year. This was the result of a number of factors, including rising interest rates, concerns regarding municipal defaults, increasing issuance of Build America Bonds at the end of 2010, and substantial mutual fund redemptions. The municipal market posted a positive return during each of the last six months of the fiscal year. This turnaround was the result of rising tax revenues and sharply lower new issuance. Investor sentiment for the municipal market also improved as many states took meaningful actions to improve their balance sheets. In addition, a flight to quality caused interest rates to fall sharply toward the end of the reporting period.

During the fiscal year, a slightly shorter duration than that of the benchmark detracted from all three Funds’ performance, as municipal yields declined during the reporting period. A steepening yield curve bias was a negative for results, as the municipal curve flattened during the fiscal period ended September
30, 2011.

The Funds’ performance was hurt by exposure to
the tobacco sector. During the fourth quarter of 2010, a number of municipal tobacco settlement trusts were downgraded to below investment grade status. This triggered a sharp sell-off, which was exacerbated by forced selling into an illiquid market by mutual funds not permitted to hold non-investment grade securities. The Funds’ exposure to the corporate-backed sector also adversely impacted performance, as it lagged the benchmark.

The Funds were also negatively impacted for having a preference for revenue bonds versus general obligation bonds. This detracted from results as revenue bonds unperformed the benchmark, whereas general obligation bonds outperformed the benchmark during the reporting period.

In contrast, the Funds benefited from exposure to the water and sewer sector, as it outperformed the benchmark. An exposure to the healthcare sector was also beneficial to performance during the fiscal year.

4

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Funds
III Performance & Statistics

September 30, 2011 (unaudited)

Municipal Income III:

Total Return(1):

Market Price

NAV

1 Year

2.01%

3.12%

5 Year

–
0.08%

–
0.77%

Commencement of Operations (10/31/02) to 9/30/11

3.38%

2.89%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 9/30/11

Market Price/NAV:

Market Price

$10.75

NAV

$9.69

Premium to NAV

10.94%

  Market Price
Yield(2)

7.81%

Moody’s Rating

(as a % of total investments)

California Municipal Income III:

Total Return(1):

Market Price

NAV

1 Year

–
0.47%

2.36%

5 Year

–
4.25%

–
2.52%

Commencement of Operations (10/31/02) to 9/30/11

1.79%

1.83%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 9/30/11

Market Price/NAV:

Market Price

$9.53

NAV

$9.08

Premium to NAV

4.96%

  Market Price
Yield(2)

7.56%

Moody’s Rating

(as a % of total investments)

9.30.11

PIMCO Municipal Income Funds III Annual Report

5

PIMCO Municipal Income Funds III Performance & Statistics

September 30, 2011 (unaudited)

New York Municipal Income III:

Total Return(1):

Market Price

NAV

1 Year

–
1.27%

1.27%

5 Year

–
5.48%

–
4.31%

Commencement of Operations (10/31/02) to 9/30/11

0.62%

0.85%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 9/30/11

Market Price/NAV:

Market Price

$9.00

NAV

$8.82

Premium to NAV

2.04%

Market Price Yield(2)

7.00%

Moody’s Rating

(as a % of total investments)

(1) Past performance is no guarantee
of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain, if any, have been reinvested.
Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for each Fund’s shares, or changes in the Funds’ dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per common share dividend (comprised of net investment income)
payable to common shareholders by the market price per common share at September 30, 2011.

6

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Fund
III Schedule of Investments

September 30, 2011

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

MUNICIPAL BONDS & NOTES – 96.7%

Alabama – 1.3%

$
5,000

  Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc.,
5.00%, 11/15/30, Ser. A

Baa2/NR

$
4,384,000

500

Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39 (AGC)

Aa3/AA+

551,485

1,500

Colbert Cnty. Northwest Health Care Auth. Rev., 5.75%, 6/1/27

Ba1/NR

1,450,320

1,000

State Docks Department Rev., 6.00%, 10/1/40

NR/BBB+

1,069,450

7,455,255

Alaska – 1.2%

Housing Finance Corp. Rev.,

3,900

5.00%, 12/1/33, Ser. A

Aaa/AAA

3,913,260

1,000

5.25%, 6/1/32, Ser. C (NPFGC)

Aa2/AA+

1,005,600

3,100

Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A

B2/NR

1,974,266

6,893,126

Arizona – 5.1%

Health Facs. Auth. Rev.,

Banner Health,

1,250

5.00%, 1/1/35, Ser. A

NR/AA-

1,274,725

900

5.50%, 1/1/38, Ser. D

NR/AA-

944,424

2,250

Beatitudes Campus Project, 5.20%, 10/1/37

NR/NR

1,713,712

Pima Cnty. Industrial Dev. Auth. Rev.,

13,000

5.00%, 9/1/39 (h)

Aa2/AA

13,148,460

750

Tuscon Electric Power Co., 5.25%, 10/1/40, Ser. A

Baa3/BBB-

714,638

5,000

Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (h)

Aa1/AA

5,363,250

5,600

Salt Verde Financial Corp. Rev., 5.00%, 12/1/37

A3/A

5,015,584

28,174,793

California – 13.3%

Bay Area Toll Auth. Rev., San Francisco Bay Area,

1,500

5.00%, 10/1/29

A1/A+

1,599,480

500

5.00%, 4/1/34, Ser. F-1

Aa3/AA

528,325

3,260

5.00%, 10/1/42

A1/A+

3,418,729

Golden State Tobacco Securitization Corp. Rev., Ser. A-1,

2,000

5.00%, 6/1/33

B3/BB+

1,402,740

4,600

5.125%, 6/1/47

B3/BB+

2,929,602

2,120

5.75%, 6/1/47

B3/BB+

1,497,102

Health Facs. Financing Auth. Rev.,

2,500

Catholic Healthcare West, 6.00%, 7/1/39, Ser. A

A2/A

2,676,800

Sutter Health,

600

5.00%, 11/15/42, Ser. A (IBC-NPFGC)

Aa3/AA-

592,500

1,500

6.00%, 8/15/42, Ser. B

Aa3/AA-

1,637,625

9.30.11

PIMCO Municipal Income Funds III Annual Report

7

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

California (continued)

$
3,350

Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)

A2/A

$
2,784,822

130

Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)

Aa2/AA-

134,100

1,660

Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B

NR/NR

1,785,745

1,250

Palomar Pomerado Health, CP, 6.75%, 11/1/39

Baa3/NR

1,293,075

1,600

San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A

Aa2/AA-

1,683,616

State, GO,

3,000

5.00%, 12/1/31 (NPFGC)

A1/A-

3,074,700

5,000

5.00%, 6/1/37

A1/A-

5,095,800

250

5.00%, 11/1/37

A1/A-

255,105

5,300

5.00%, 12/1/37

A1/A-

5,409,339

1,350

5.25%, 3/1/38

A1/A-

1,401,178

1,300

5.25%, 11/1/40

A1/A-

1,367,964

3,200

5.50%, 3/1/40

A1/A-

3,435,648

2,500

5.75%, 4/1/31

A1/A-

2,728,325

5,000

6.00%, 4/1/38

A1/A-

5,535,950

Statewide Communities Dev. Auth. Rev.,

1,000

American Baptist Homes West, 6.25%, 10/1/39

NR/BBB

1,001,860

California Baptist Univ., Ser. B (a)(d),

2,410

5.75%, 11/1/17 (b)(j)(k) (acquisition cost-$2,410,000; purchased 7/12/11)

NR/NR

2,313,600

75

9.00%, 11/1/17

NR/NR

70,412

Methodist Hospital Project (FHA),

2,900

6.625%, 8/1/29

Aa2/NR

3,481,624

10,300

6.75%, 2/1/38

Aa2/NR

11,953,047

1,200

Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1

B3/BBB

829,596

1,500

Torrance Rev., Memorial Medical Center, 5.00%, 9/1/40, Ser. A

A2/A

1,479,615

500

Univ. of California Rev., 5.00%, 5/15/41, Ser. D (FGIC-NPFGC)

Aa2/AA-

516,255

73,914,279

Colorado – 2.3%

9,955

Colorado Springs Utilities Rev., 5.00%, 11/15/30, Ser. B (h)

Aa2/AA

10,082,324

500

Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34

NR/NR

376,635

500

Health Facs. Auth. Rev., Evangelical Lutheran, 6.125%, 6/1/38, Ser. A

A3/A-

504,390

1,500

Housing & Finance Auth. Rev., Evergreen Country Day School, Inc. Project, 5.875%, 6/1/37 (a)(d)

NR/CCC

990,780

500

Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38

Baa1/A

522,905

8

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

Colorado (continued)

$
500

Regional Transportation Dist. Rev., Denver Transportation Partners, 6.00%, 1/15/34

Baa3/NR

$
515,770

12,992,804

Connecticut – 0.3%

1,250

Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A

NR/NR

1,364,862

District of Columbia – 2.0%

10,000

Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (h)

Aa2/AA

11,349,800

Florida – 4.2%

3,480

Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34

A3/A-

3,383,813

500

Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O

A1/A+

530,460

4,500

Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (h)

Aa2/AA

4,885,695

3,000

Cape Coral Rev., 5.00%, 10/1/41

Aa3/NR

3,075,900

350

Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A

NR/NR

353,209

2,500

Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B

A3/NR

2,434,900

1,000

Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A

A2/A-

1,044,640

3,895

Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/45

NR/NR

3,169,790

4,200

State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)

Aa1/AAA

4,541,880

23,420,287

Georgia – 0.3%

1,750

Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A

NR/NR

1,168,685

400

Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37

NR/NR

324,676

1,493,361

Hawaii – 0.3%

1,500

Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A

A3/BBB+

1,429,215

Illinois – 7.2%

Chicago, GO,

695

5.00%, 1/1/31, Ser. A (NPFGC)

Aa3/A+

695,723

5,000

5.00%, 1/1/34, Ser. C (h)

Aa3/A+

5,158,900

7,000

Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)

Aa3/AA+

7,142,030

Finance Auth. Rev.,

1,175

Elmhurst Memorial Healthcare, 5.50%, 1/1/22

Baa1/NR

1,186,797

Leafs Hockey Club Project (m),

1,000

5.875%, 3/1/27, Ser. A

NR/NR

257,250

625

6.00%, 3/1/37, Ser. A

NR/NR

157,237

9.30.11

PIMCO Municipal Income Funds III Annual Report

9

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

Illinois (continued)

$
400

OSF Healthcare System, 7.125%, 11/15/37, Ser. A

A3/A

$
447,860

12,795

Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)

A1/A-

12,904,909

1,000

Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A

NR/BBB+

1,011,040

Univ. of Chicago,

165

5.25%, 7/1/41, Ser. 05-A

Aa1/AA

166,477

5,000

5.50%, 7/1/37, Ser. B (h)

Aa1/AA

5,494,600

5,000

State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B

Aa3/AA-

5,313,700

39,936,523

Indiana – 1.3%

500

Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)

A1/NR

500,035

2,000

Finance Auth. Rev., U.S. Steel Corp., 6.00%, 12/1/26

Ba2/BB

2,034,900

Portage, Tax Allocation, Ameriplex Project,

1,000

5.00%, 7/15/23

NR/A

982,470

775

5.00%, 1/15/27

NR/A

735,235

2,800

Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22

NR/NR

3,123,316

7,375,956

Iowa – 1.7%

Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,

120

5.50%, 11/15/27

NR/NR

90,427

575

5.50%, 11/15/37

NR/NR

394,645

11,010

Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B

B2/BBB

8,857,215

9,342,287

Kentucky – 0.8%

Economic Dev. Finance Auth. Rev.,

1,000

Catholic Healthcare Partners, 5.25%, 10/1/30

A1/AA-

1,004,860

2,000

Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A

Baa2/NR

2,098,000

1,250

Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp., 6.00%, 7/15/31, Ser. A

Baa1/BBB-

1,295,575

4,398,435

Louisiana – 1.5%

Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,

400

Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2

Baa3/BBB-

418,940

Woman’s Hospital Foundation, Ser. A,

1,500

5.875%, 10/1/40

A3/BBB+

1,517,205

1,000

6.00%, 10/1/44

A3/BBB+

1,016,650

Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,

1,700

5.50%, 5/15/47, Ser. B

Baa1/NR

1,645,787

2,000

6.50%, 5/15/37

Baa1/NR

2,156,900

10

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

Louisiana (continued)

$
1,345

Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B

A3/A-

$
1,345,256

8,100,738

Maryland – 0.8%

1,000

Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B

Baa3/NR

1,001,260

Health & Higher Educational Facs. Auth. Rev.,

1,500

Calvert Health System, 5.50%, 7/1/36

A3/NR

1,533,870

700

Charlestown Community, 6.25%, 1/1/41

NR/NR

728,812

1,000

Lifebridge Health, 6.00%, 7/1/41

A2/A

1,057,300

4,321,242

Massachusetts – 1.3%

Dev. Finance Agcy. Rev.

300

Adventcare Project, 7.625%, 10/15/37

NR/NR

307,347

Linden Ponds,

140

zero coupon, 11/15/56, Ser. B

NR/NR

1,407

28

5.50%, 11/15/46, Ser. A-2

NR/NR

18,473

529

6.25%, 11/15/39, Ser. A-1

NR/NR

397,845

4,910

Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H

Aa3/AA-

4,927,430

1,600

State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A

Aa2/AA-

1,741,248

7,393,750

Michigan – 15.2%

500

Conner Creek Academy East Rev., 5.25%, 11/1/36

NR/BB+

356,705

1,500

Detroit, GO, 5.25%, 11/1/35

Aa3/AA

1,555,830

9,320

Detroit Sewer Rev., 5.00%, 7/1/32, Ser. A (AGM)

Aa3/AA+

9,357,746

Detroit Water Rev., (NPFGC),

30,000

5.00%, 7/1/34, Ser. A

A1/A+

30,086,700

7,555

5.00%, 7/1/34, Ser. B

A2/A

7,559,382

1,500

Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39

A1/A

1,782,585

State Hospital Finance Auth. Rev., Oakwood Group, Ser. A,

5,405

5.75%, 4/1/32

A2/A

5,430,890

575

6.00%, 4/1/22

A2/A

599,420

Trinity Health,

18,310

5.375%, 12/1/30

NR/NR

18,481,198

1,690

5.375%, 12/1/30 (Pre-refunded @ $100, 12/1/12) (c)

NR/NR

1,789,068

10,000

Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A

NR/BB

7,032,000

84,031,524

Minnesota – 0.0%

125

Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A

NR/BBB-

114,541

9.30.11

PIMCO Municipal Income Funds III Annual Report

11

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

Mississippi – 0.8%

Business Finance Corp. Rev., System Energy Res., Inc. Project,

$
3,000

5.875%, 4/1/22

Ba1/BBB

$
3,015,000

1,250

5.90%, 5/1/22

Ba1/BBB

1,254,038

4,269,038

Missouri – 0.1%

250

Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23

NR/NR

225,188

500

Manchester, Tax Allocation, Highway141/Manchester Road Project, 6.875%, 11/1/39

NR/NR

512,860

738,048

New Hampshire – 0.4%

2,000

Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A

Baa1/BBB+

1,988,060

New Jersey – 4.3%

1,000

Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A

Baa3/BBB

868,370

300

Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14

Ba1/NR

300,765

4,500

Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28

Ba2/NR

4,767,975

Health Care Facs. Financing Auth. Rev.,

1,000

St. Peters Univ. Hospital, 5.75%, 7/1/37

Baa3/BBB-

935,090

1,150

Trinitas Hospital, 5.25%, 7/1/30, Ser. A

Baa3/BBB-

1,060,910

Tobacco Settlement Financing Corp. Rev., Ser. 1-A,

1,600

4.75%, 6/1/34

B2/BB+

1,044,000

22,645

5.00%, 6/1/41

B2/BB-

14,638,407

23,615,517

New Mexico – 0.2%

1,000

Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D

Baa3/BBB-

978,270

New York – 6.2%

9,800

Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.25%, 7/15/40

Baa3/NR

10,255,994

1,700

Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37

A1/A

1,764,804

1,150

Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A

NR/NR

1,089,625

10,450

New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)

Aa3/AA+

12,029,622

New York City Municipal Water Finance Auth. Water & Sewer Rev., (h),

4,900

5.00%, 6/15/37, Ser. D

Aa1/AAA

5,129,908

4,000

Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD

Aa2/AA+

4,157,400

34,427,353

12

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

North Carolina – 1.4%

$
1,500

Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)

WR/A

$
1,459,245

6,000

New Hanover Cnty. Rev., 5.00%, 10/1/28

A1/NR

6,205,020

7,664,265

Ohio – 1.1%

500

Allen Cnty. Catholic Healthcare Rev., Allen Hospital, 5.00%, 6/1/38, Ser. A

A1/AA-

499,235

2,400

Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/30, Ser. A-2

B3/BB-

1,800,888

Higher Educational Fac. Commission Rev.,

250

Ashland Univ. Project, 6.25%, 9/1/24

Ba1/NR

255,803

500

Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A

A2/A

528,425

2,500

Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30

A1/AA-

2,522,850

500

Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A

Aa3/NR

522,160

6,129,361

Pennsylvania – 2.8%

Allegheny Cnty. Hospital Dev. Auth. Rev.,

1,000

Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39

Aa3/A+

1,060,820

1,000

West Penn Allegheny Health System, 5.375%, 11/15/40, Ser. A

B2/B+

833,410

Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,

750

5.625%, 7/1/28

NR/BBB-

698,010

670

6.00%, 7/1/35

NR/BBB-

622,048

1,000

Dauphin Cnty. General Auth. Rev.,

Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A

A2/A

1,037,770

1,250

Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B

NR/NR

1,133,425

100

Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39

A2/A

107,605

6,200

Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A

Baa3/BBB

6,204,898

500

Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A

A1/A

524,805

3,000

Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D

A3/A-

3,099,720

15,322,511

Puerto Rico – 1.1%

Sales Tax Financing Corp. Rev.,

2,400

5.00%, 8/1/40, Ser. A (AGM) (h)

Aa3/AA+

2,465,616

3,000

5.375%, 8/1/38, Ser. C

A1/A+

3,140,250

600

5.50%, 8/1/42, Ser. A

A1/A+

628,914

6,234,780

9.30.11

PIMCO Municipal Income Funds III Annual Report

13

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

South Carolina – 1.3%

$
1,000

Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39

A1/A+

$
1,021,140

5,305

Jobs-Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30, Ser. B

A3/A-

5,307,175

800

State Ports Auth. Rev., 5.25%, 7/1/40

A1/A+

856,632

7,184,947

Tennessee – 0.6%

1,250

Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39

NR/NR

1,326,650

1,000

Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38

Baa1/BBB+

1,041,260

1,200

Tennessee Energy Acquisition Corp. Rev., 5.25%, 9/1/21, Ser. A

Ba3/B

1,199,940

3,567,850

Texas – 8.9%

1,300

Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)

Aa3/AA+

1,386,034

10,115

Denton Independent School Dist., GO, 5.00%, 8/15/33 (PSF-GTD) (h)

Aaa/AAA

10,270,670

150

Municipal Gas Acquisition & Supply Corp. I Rev., 5.25%, 12/15/26, Ser. A

Baa1/A

139,143

North Harris Cnty. Regional Water Auth. Rev.,

5,500

5.25%, 12/15/33

A1/A+

5,855,025

5,500

5.50%, 12/15/38

A1/A+

5,939,615

North Texas Tollway Auth. Rev.,

600

5.50%, 9/1/41, Ser. A

NR/AA

665,730

10,800

5.625%, 1/1/33, Ser. A

A2/A-

11,405,664

700

5.75%, 1/1/33, Ser. F

A3/BBB+

723,611

2,000

Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C

Ca/NR

580,960

3,000

Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29

Aa2/AA-

3,378,450

8,100

Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26, Ser. D

Baa1/A

8,323,641

500

Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34

NR/NR

527,465

49,196,008

Virginia – 0.3%

1,000

Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A

Aa2/AA+

1,065,120

1,000

James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A

NR/NR

600,920

1,666,040

14

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

Washington – 6.5%

Health Care Facs. Auth. Rev.,

$
500

Kadlec Regional Medical Center, 5.50%, 12/1/39

Baa2/NR

$
479,935

1,000

Seattle Cancer Care Alliance, 7.375%, 3/1/38

A3/NR

1,118,530

15,000

King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (AGM) (h)

Aa2/AA+

15,061,800

19,005

Tobacco Settlement Auth. Rev., 6.50%, 6/1/26

A3/BBB

19,240,092

35,900,357

West Virginia – 0.2%

1,000

Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41

NR/NR

1,057,460

Wisconsin – 0.4%

Health & Educational Facs. Auth. Rev.,

1,000

Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A

A3/NR

1,022,050

1,000

Prohealth Care, Inc., 6.625%, 2/15/39

A1/A+

1,095,750

2,117,800

Total Municipal Bonds & Notes (cost-$522,582,167)

535,560,443

VARIABLE RATE NOTES (a)(d)(e)(f) – 2.7%

California – 0.3%

1,675

Los Angeles Community College Dist., GO, 13.86%, 8/1/33, Ser. 3096

NR/AA

1,941,475

Florida – 1.0%

5,000

Greater Orlando Aviation Auth. Rev., 9.45%, 10/1/39, Ser. 3174

NR/NR

5,331,350

Texas – 1.4%

6,500

JPMorgan Chase Putters/Drivers Trust, GO, 9.39%, 2/1/17, Ser. 3480

NR/AA+

7,834,645

-

Total Variable Rate Notes (cost-$13,074,351)

15,107,470

SHORT-TERM INVESTMENTS – 0.6%

U.S. Treasury Obligations (g)(l) – 0.6%

3,329

U.S. Treasury Bills,

0.005%-0.041%, 11/10/11-3/29/12 (cost-$3,328,801)

3,328,801

-

Total Investments (cost-$538,985,319) – 100.0%

$
553,996,714

9.30.11

PIMCO Municipal Income Funds III Annual Report

15

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2011

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

CALIFORNIA MUNICIPAL BONDS & NOTES – 94.2%

$
11,725

  Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev., Odd Fellows Home of California, 5.35%, 11/15/32, Ser. A
(CA Mtg. Ins.)

NR/A-

$
11,741,767

1,250

Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1

Aa3/AA

1,320,813

1,000

Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (NPFGC)

Baa1/BBB

854,240

1,150

Ceres Redev. Agcy., Tax Allocation, Project Area No. 1, 5.00%, 11/1/33 (NPFGC)

Baa1/A-

1,057,655

2,000

Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B

Aa3/A+

2,220,020

550

City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A

A1/AA-

567,859

1,415

Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A

NR/BBB+

1,262,477

3,775

Cucamonga School Dist., CP, 5.20%, 6/1/27

NR/AA-

3,869,677

Educational Facs. Auth. Rev. (h),

9,800

Claremont McKenna College, 5.00%, 1/1/39

Aa2/NR

10,384,766

10,000

Univ. of Southern California, 5.00%, 10/1/39, Ser. A

Aa1/AA

10,679,800

1,695

El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39 (AGC)

Aa3/AA+

1,757,732

Golden State Tobacco Securitization Corp. Rev.,

2,750

5.00%, 6/1/33, Ser. A-1

B3/BB+

1,928,768

11,000

5.00%, 6/1/45 (AMBAC-TCRS)

A2/BBB+

10,858,100

4,000

5.00%, 6/1/45, Ser. A (FGIC-TCRS)

A2/BBB+

3,948,400

13,865

5.75%, 6/1/47, Ser. A-1

B3/BB+

9,791,186

500

Hartnell Community College Dist., GO, zero coupon, 8/1/34, Ser. 2002-D (i)

Aa2/AA-

285,250

Health Facs. Financing Auth. Rev., Adventist Health System, Ser. A,

500

5.00%, 3/1/33

NR/A

496,080

4,000

5.75%, 9/1/39

NR/A

4,183,080

Catholic Healthcare West, Ser. A,

1,935

6.00%, 7/1/34

A2/A

1,992,257

4,000

6.00%, 7/1/39

A2/A

4,282,880

450

Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)

Aa3/AA+

455,625

500

Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A

NR/A

539,645

6,000

Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)

Baa1/A+

6,003,300

1,300

Scripps Health, 5.00%, 11/15/36, Ser. A

Aa3/AA-

1,324,232

2,900

Stanford Hospital, 5.25%, 11/15/40, Ser. A-2

Aa3/A+

3,001,065

Sutter Health,

5,000

5.00%, 8/15/38, Ser. A

Aa3/AA-

4,963,150

500

5.00%, 11/15/42, Ser. A (IBC-NPFGC)

Aa3/AA-

493,750

1,200

6.00%, 8/15/42, Ser. B

Aa3/AA-

1,310,100

16

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

$
20

Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34 (NPFGC)

Baa1/BBB

$
15,467

150

Lancaster Redev. Agcy. Rev., Capital Improvements Projects,

5.90%, 12/1/35

NR/A

138,749

500

Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39

NR/BBB+

508,235

5,600

Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas,

5.50%, 11/15/37, Ser. A

Baa1/A

5,375,048

5,000

Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A

Aa2/AA-

5,694,050

Los Angeles Department of Water & Power Rev. (h),

6,000

4.75%, 7/1/30, Ser. A-2 (AGM)

Aa3/AA+

6,152,400

10,000

5.00%, 7/1/39, Ser. A

Aa3/AA-

10,500,600

Los Angeles Unified School Dist., GO,

9,580

4.75%, 1/1/28, Ser. A (NPFGC)

Aa2/AA-

9,646,102

10,000

5.00%, 1/1/34, Ser. I (h)

Aa2/AA-

10,442,600

550

Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A

NR/AA+

575,449

1,000

Manteca Financing Auth. Sewer Rev., 5.75%, 12/1/36

Aa3/NR

1,085,900

5,000

Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (h)

Aa1/AAA

5,311,800

2,980

Modesto Irrigation Dist., Capital Improvement Projects, CP, 5.00%, 7/1/33, Ser. A (NPFGC)

A2/A+

2,986,645

3,000

Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)

Aa3/AA+

3,146,340

200

M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B

NR/A

220,168

1,000

Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B

NR/NR

1,075,750

5,000

Oakland, GO, 5.00%, 1/15/33, Ser. A (NPFGC)

Aa2/AA-

5,057,000

3,900

Orange Unified School Dist., CP, 4.75%, 6/1/29 (NPFGC)

Aa3/A+

3,908,268

1,250

Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C

NR/AA-

1,275,862

1,250

Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(d)

Baa2/BBB+

1,228,025

1,950

Poway Unified School Dist., Special Tax, 5.125%, 9/1/28

NR/BBB+

1,865,936

5,000

Riverside, CP, 5.00%, 9/1/33 (AMBAC)

WR/A+

4,744,650

500

Rocklin Unified School Dist. Community Facs. Dist., Special Tax, 5.00%, 9/1/29 (NPFGC)

Baa1/A-

492,995

3,250

Sacramento Municipal Utility Dist. Rev., 5.00%, 8/15/33, Ser. R (NPFGC)

A1/A+

3,284,872

6,250

San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)

Aa2/AA+

6,494,312

12,075

San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (AGM)

Aa1/AA+

12,974,467

4,000

San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A

Aa3/A+

4,257,600

2,200

San Diego Regional Building Auth. Rev., Cnty. Operations Center &

Annex, 5.375%, 2/1/36, Ser. A

Aa3/AA+

2,341,394

1,500

San Diego State Univ. Foundation Rev., 5.00%, 3/1/27, Ser. A (NPFGC)

Baa1/BBB

1,503,465

9.30.11

PIMCO Municipal Income Funds III Annual Report

17

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

$
1,500

San Jose Rev., Convention Center Expansion, 6.50%, 5/1/36

A2/A-

$
1,611,555

12,200

San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC-NPFGC)

A2/A-

11,473,612

1,000

San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A

Aa2/AA-

1,052,260

500

Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital,

5.75%, 2/1/41, Ser. A (AMBAC)

A2/A+

512,865

1,200

Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A

A1/A

1,329,876

4,425

South Tahoe JT Powers Financing Auth. Rev., South Tahoe Redev. Project, 5.45%, 10/1/33, Ser. 1-A

NR/BBB+

3,973,738

7,300

State, GO, 6.00%, 4/1/38

A1/A-

8,082,487

State Public Works Board Rev.,

2,000

California State Univ., 6.00%, 11/1/34, Ser. J

Aa3/BBB+

2,131,420

2,050

Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A

Aa2/AA-

2,084,378

Statewide Communities Dev. Auth. Rev.,

500

American Baptist Homes West, 6.25%, 10/1/39

NR/BBB

500,930

California Baptist Univ.,

1,300

5.50%, 11/1/38, Ser. A

NR/NR

1,154,894

500

6.50%, 11/1/21

NR/NR

541,870

Catholic Healthcare West,

1,015

5.50%, 7/1/31, Ser. D

A2/A

1,037,421

1,015

5.50%, 7/1/31, Ser. E

A2/A

1,037,421

4,500

Kaiser Permanente, 5.00%, 3/1/41, Ser. B

NR/A+

4,501,530

1,000

Lancer Student Housing Project, 7.50%, 6/1/42

NR/NR

1,049,000

7,300

Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)

NR/A-

7,376,212

15,000

Memorial Health Services, 5.50%, 10/1/33, Ser. A

WR/AA-

15,108,300

Methodist Hospital Project (FHA),

2,000

6.625%, 8/1/29

Aa2/NR

2,401,120

7,200

6.75%, 2/1/38

Aa2/NR

8,355,528

3,100

St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)

A1/AA-

3,215,227

Sutter Health,

10,000

5.50%, 8/15/34, Ser. B (h)

Aa3/AA-

10,056,900

1,800

6.00%, 8/15/42, Ser. A

Aa3/AA-

1,965,150

3,505

Statewide Communities Dev. Auth., The Internext Group, CP, 5.375%, 4/1/30

NR/BBB

3,196,595

Tobacco Securitization Agcy. Rev., Alameda Cnty.,

8,100

5.875%, 6/1/35

Baa1/NR

6,241,860

7,000

6.00%, 6/1/42

Baa3/NR

5,244,050

2,000

Kern Cnty., 6.125%, 6/1/43, Ser. A

NR/BBB

1,573,880

5,000

Tobacco Securitization Auth. of Southern California Rev.,

5.00%, 6/1/37, Ser. A-1

B3/BBB

3,456,650

18

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

Torrance Rev., Torrance Memorial Medical Center, Ser. A,

$
2,000

5.00%, 9/1/40

A2/A

$
1,972,820

2,950

5.50%, 6/1/31

A2/A

2,961,830

1,000

West Basin Municipal Water Dist., CP, 5.00%, 8/1/30, Ser. A (NPFGC)

Aa2/AA-

1,012,260

2,000

Western Municipal Water Dist. Facs. Auth. Rev.,

5.00%, 10/1/39, Ser. B

NR/AA+

2,103,460

1,000

Westlake Village, CP, 5.00%, 6/1/39

NR/AA+

1,038,170

2,500

William S. Hart Union High School Dist.,

Special Tax, 6.00%, 9/1/33, Ser. 2002-1

NR/NR

2,499,825

2,750

Woodland Finance Auth.Rev., 5.00%, 3/1/32 (XLCA)

A1/NR

2,842,592

Total California Municipal Bonds & Notes (cost-$321,468,641)

338,575,509

OTHER MUNICIPAL BONDS & NOTES – 3.9%

Indiana – 1.2%

5,000

Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(d)

NR/NR

4,545,650

New Jersey – 0.2%

1,000

Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34, Ser. 1-A

B2/BB+

652,500

New York – 1.0%

3,300

New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (h)

Aa1/AAA

3,454,836

Puerto Rico – 1.5%

1,000

Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX

A3/BBB+

1,014,620

4,420

Public Buildings Auth. Gov’t Facs. Rev., 5.00%, 7/1/36, Ser. I (GTD)

Baa1/BBB

4,315,423

5,330,043

Total Other Municipal Bonds & Notes (cost-$11,776,694)

13,983,029

CALIFORNIA VARIABLE RATE NOTES (a)(d)(e)(f) – 0.3%

1,000

Los Angeles Community College Dist., GO, 13.86%, 8/1/33, Ser. 3096 (cost-$996,646)

NR/AA

1,159,090

SHORT-TERM INVESTMENTS – 1.6%

U.S. Treasury Obligations (g)(l) – 1.6%

5,572

U.S. Treasury Bills,

0.005%-0.039%, 11/3/11-3/22/12 (cost-$5,571,580)

5,571,580

Total Investments (cost-$339,813,561) – 100.0%

$
359,289,208

9.30.11

PIMCO Municipal Income Funds III Annual Report

19

PIMCO New York Municipal Income Fund III Schedule of Investments

September 30, 2011

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

NEW YORK MUNICIPAL BONDS & NOTES – 80.8%

$
1,000

Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.375%, 7/15/43

Baa3/BBB-

$
1,050,000

1,500

Chautauqua Cnty. Industrial Dev. Agcy. Rev., Dunkirk Power Project, 5.875%, 4/1/42

Baa3/BB+

1,484,250

730

Dutchess Cnty. Industrial Dev. Agcy. Rev., Elant Fishkill, Inc., 5.25%, 1/1/37, Ser. A

NR/NR

511,825

800

East Rochester Housing Auth. Rev., St. Mary’s Residence Project, 5.375%, 12/20/22, Ser. A (GNMA)

NR/NR

863,488

Liberty Dev. Corp. Rev.,

1,050

6.375%, 7/15/49

NR/BBB-

1,119,668

Goldman Sachs Headquarters,

1,810

5.25%, 10/1/35

A1/A

1,844,788

2,400

5.50%, 10/1/37

A1/A

2,491,488

1,500

Long Island Power Auth. Rev., 5.75%, 4/1/39, Ser. A

A3/A-

1,659,225

Metropolitan Transportation Auth. Rev.,

5,220

5.00%, 11/15/32, Ser. A (FGIC-NPFGC)

A2/A

5,299,083

600

5.00%, 11/15/32, Ser. B-2

Aa3/AA

648,954

500

5.00%, 11/15/34, Ser. B

NR/AA

531,830

3,000

  Monroe Cnty. Industrial Dev. Corp. Rev., Unity Hospital Rochester Project, 5.50%, 8/15/40 (FHA)
(h)

Aa2/AA-

3,226,950

200

Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128

Aa1/NR

201,578

500

Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A

NR/NR

473,750

2,695

New York City, GO, 5.00%, 3/1/33, Ser. I

Aa2/AA

2,739,144

New York City Industrial Dev. Agcy. Rev. (AGC),

600

Queens Baseball Stadium, 6.50%, 1/1/46

Aa3/AA+

643,506

2,200

Yankee Stadium, 7.00%, 3/1/49

Aa3/AA+

2,532,552

New York City Municipal Water Finance Auth. Water & Sewer Rev., Second Generation Resolutions,

5,000

4.75%, 6/15/35, Ser. DD (h)

Aa2/AA+

5,196,750

1,500

5.00%, 6/15/39, Ser. GG-1

Aa2/AA+

1,599,435

3,450

  New York City Trust for Cultural Res. Rev.,
Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)

Aa3/AA-

3,567,404

1,000

Niagara Falls Public Water Auth. Water & Sewer Rev., 5.00%, 7/15/34, Ser. A (NPFGC)

Baa1/BBB

1,006,170

400

Onondaga Cnty. Rev., Syracuse Univ. Project, 5.00%, 12/1/36

Aa3/A+

435,184

600

Port Auth. of New York & New Jersey Rev., JFK International Air Terminal, 6.00%, 12/1/36

Baa3/BBB-

621,300

State Dormitory Auth. Rev.,

1,000

5.00%, 3/15/38, Ser. A

NR/AAA

1,075,140

2,250

Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)

WR/BBB

2,223,382

20

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO New York Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

$
2,000

Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)

NR/NR

$
2,072,340

3,000

Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-NPFGC)

Baa1/BBB

3,013,890

2,750

North General Hospital, 5.00%, 2/15/25

NR/AA-

2,773,595

700

North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A

A3/A-

733,943

250

NYU Hospitals Center, 6.00%, 7/1/40, Ser. A

Baa1/BBB+

265,502

3,740

St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)

WR/NR

3,826,918

1,200

Teachers College, 5.50%, 3/1/39

A1/NR

1,287,300

500

The New School, 5.50%, 7/1/40

A3/A-

536,135

620

Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A

Baa1/NR

624,129

2,500

Winthrop-Nassau Univ., 5.75%, 7/1/28

Baa1/NR

2,534,375

750

State Environmental Facs. Corp. Rev., 4.75%, 6/15/32, Ser. B

Aa1/AA+

784,575

State Urban Dev. Corp. Rev.,

2,400

5.00%, 3/15/35, Ser. B

NR/AAA

2,494,464

2,200

5.00%, 3/15/36, Ser. B-1 (h)

NR/AAA

2,366,782

2,000

Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (h)

Aa2/AA-

2,197,440

2,000

  Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A
(AGM)

Aa3/AA+

2,030,880

600

Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2

A3/BBB

630,846

100

Yonkers Economic Dev. Corp. Rev., 6.00%, 10/15/30, Ser. A

NR/BB+

95,951

Total New York Municipal Bonds & Notes (cost-$67,094,791)

71,315,909

OTHER MUNICIPAL BONDS & NOTES – 11.8%

District of Columbia – 0.2%

175

Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33

Baa1/BBB

178,670

Ohio – 1.0%

1,250

Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2

B3/BB-

878,512

Puerto Rico – 9.3%

580

Children’s Trust Fund Rev., 5.625%, 5/15/43

Baa3/BBB

469,063

2,000

Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX

A3/BBB+

2,029,240

Sales Tax Financing Corp. Rev.,

4,000

5.00%, 8/1/40, Ser. A (AGM) (h)

Aa3/AA+

4,109,360

1,000

5.375%, 8/1/38, Ser. C

A1/A+

1,046,750

500

5.75%, 8/1/37, Ser. A

A1/A+

534,670

8,189,083

South Carolina – 0.6%

370

Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B

WR/BBB

491,649

U.S. Virgin Islands – 0.6%

500

Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A

Baa3/NR

520,240

9.30.11

PIMCO Municipal Income Funds III Annual Report

21

PIMCO New York Municipal Income Fund III Schedule of Investments

September 30, 2011 (continued)

Principal Amount (000s)

Credit Rating (Moody’s/S&P)*

Value

Washington – 0.1%

$
135

Tobacco Settlement Auth. Rev., 6.625%, 6/1/32

Baa1/BBB

$
136,361

Total Other Municipal Bonds & Notes (cost-$9,841,544)

10,394,515

NEW YORK VARIABLE RATE NOTES (f) – 5.8%

5,000

State Dormitory Auth. Rev., Rockefeller Univ., 5.00%, 7/1/32, Ser. A-1 (cost-$4,338,289)

Aa1/AAA

5,138,900

SHORT-TERM INVESTMENTS – 1.6%

U.S. Treasury Obligations (g)(l) – 1.6%

1,410

U.S. Treasury Bills,

0.015%-0.033%, 10/20/11-3/8/12 (cost-$1,409,903)

1,409,903

Total Investments (cost-$82,684,527) – 100.0%

$
88,259,227

22

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Funds III Notes to Schedule of Investments

September 30, 2011 (continued)

*

Unaudited.

(a)

Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $18,482,262, and $6,932,765, representing 3.3%
and 1.9% of total investments in Municipal III and California Municipal III, respectively.

(b)

Illiquid.

(c)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)

144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)

Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on September 30, 2011.

(f)

Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2011.

(g)

All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(h)

Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)

Step Bond – Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(j)

Restricted. The acquisition cost of such security is $2,410,000 and the market value is $2,313,600, representing 0.4% of total investments in Municipal III.

(k)

Fair-Valued – Security with a value of $2,313,600, representing 0.4% of total investments in Municipal III. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(l)

Rates reflect the effective yields at purchase date.

(m)

In default.

Glossary:

AGC

-

insured by Assured Guaranty Corp.

AGM

-

insured by Assured Guaranty Municipal Corp.

AMBAC

-

insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.

-

insured by California Mortgage Insurance

CA St. Mtg.

-

insured by California State Mortgage

CP

-

Certificates of Participation

FGIC

-

insured by Financial Guaranty Insurance Co.

FHA

-

insured by Federal Housing Administration

GNMA

-

insured by Government National Mortgage Association

GO

-

General Obligation Bond

GTD

-

Guaranteed

IBC

-

Insurance Bond Certificate

NPFGC

-

insured by National Public Finance Guarantee Corp.

NR

-

Not Rated

PSF

-

Public School Fund

TCRS

-

Temporary Custodian Receipts

WR

-

Withdrawn Rating

XLCA

-

insured by XL Capital Assurance

See accompanying Notes to Financial Statements

9.30.11

PIMCO Municipal Income Funds III Annual Report

23

PIMCO Municipal Income Funds
III Statements of Assets and Liabilities

September 30, 2011

Municipal III

California Municipal III

New York Municipal III

Assets:

  Investments, at value (cost-$538,985,319, $339,813,561 and $82,684,527, respectively)

$553,996,714

$359,289,208

$88,259,227

Cash

–

5,722,168

2,144,996

Interest receivable

9,215,328

5,627,695

1,063,963

Deposits with brokers for swaps collateral

1,430,000

–

40,000

Receivable for investments sold

559,905

–

–

Swap premiums paid

–

18,170

–

Prepaid expenses and other assets

52,517

21,128

10,987

Total Assets

565,254,464

370,678,369

91,519,173

Liabilities:

Payable for floating rate notes issued

56,536,224

40,288,688

8,932,500

Unrealized depreciation of OTC swaps

3,323,325

4,663,255

629,707

Dividends payable to common and preferred shareholders

2,264,912

1,314,514

295,550

Investment management fees payable

246,544

158,762

40,019

Payable to custodian for cash overdraft

171,284

–

–

Payable for variation margin on centrally cleared swaps

167,993

–

3,818

Swap premiums received

166,600

199,752

27,220

Interest payable

115,948

85,819

13,538

Payable for investments purchased

13,998

–

–

Accrued expenses and other liabilities

226,919

219,193

86,658

Total Liabilities

63,233,747

46,929,983

10,029,010

  Preferred Shares ($0.00001 par value and $25,000 liquidation preference, per share applicable to an aggregate of 7,560, 5,000 and 1,280 shares issued and outstanding, respectively)

189,000,000

125,000,000

32,000,000

Net Assets Applicable to Common Shareholders

$313,020,717

$198,748,386

$49,490,163

Composition of Net Assets Applicable to Common Shareholders:

Common Shares:

Par value ($0.00001 per share)

$323

$219

$56

Paid-in-capital in excess of par

456,252,579

308,720,235

79,009,832

Undistributed net investment income

4,610,072

4,108,834

1,204,306

Accumulated net realized loss

(159,181,806)

(128,880,703)

(35,660,327)

Net unrealized appreciation of investments and swaps

11,339,549

14,799,801

4,936,296

Net Assets Applicable to Common Shareholders

$313,020,717

$198,748,386

$49,490,163

Common Shares Issued and Outstanding

32,300,645

21,880,711

5,613,225

Net Asset Value Per Common Share

$9.69

$9.08

$8.82

24

PIMCO Municipal Income Funds III Annual Report

9.30.11

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds
III Statements of Operations

Year ended September 30, 2011

Municipal III

California Municipal III

New York Municipal III

Investment Income:

Interest

$32,382,933

$19,656,771

$4,673,819

Expenses:

Investment management fees

3,172,553

2,031,045

517,737

Interest expense

474,796

300,980

71,743

Auction agent fees and commissions

315,086

197,794

54,345

Custodian and accounting agent fees

136,503

85,864

49,050

Audit and tax services

71,905

58,400

40,150

Shareholder communications

46,301

28,957

22,145

Trustees’ fees and expenses

45,074

25,195

7,579

Transfer agent fees

34,555

33,620

32,112

New York Stock Exchange listing fees

26,476

21,905

21,661

Insurance expense

13,674

9,019

2,692

Legal fees

7,776

5,605

4,488

Miscellaneous

14,415

12,597

13,127

Total Expenses

4,359,114

2,810,981

836,829

Less: investment management fees waived

(62,754)

(40,220)

(10,166)

custody credits earned on cash balances

(220)

(804)

(219)

Net Expenses

4,296,140

2,769,957

826,444

Net Investment Income

28,086,793

16,886,814

3,847,375

Realized and Change In Unrealized Gain (Loss):

Net realized gain (loss) on:

Investments

3,869,162

(5,196,421)

276,537

Swaps

(8,718,802)

(2,995,814)

(1,508,354)

Net change in unrealized appreciation/depreciation of:

Investments

(11,132,479)

(277,828)

(1,492,681)

Swaps

(3,672,956)

(4,663,255)

(637,653)

Net realized and change in unrealized loss on investments and swaps

(19,655,075)

(13,133,318)

(3,362,151)

Net Increase in Net Assets Resulting from Investment Operations

8,431,718

3,753,496

485,224

Dividends on Preferred Shares from Net investment income

(651,323)

(428,181)

(110,402)

  Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment
Operations

$7,780,395

$3,325,315

$374,822

See accompanying Notes to Financial Statements

9.30.11

PIMCO Municipal Income Funds III Annual Report

25

PIMCO Municipal Income Funds
III Statements of Changes in Net Assets

Applicable to Common Shareholders

Municipal III

Year ended September 30, 2011

Year ended September 30, 2010

Investment Operations:

Net investment income

$28,086,793

$27,628,585

Net realized gain (loss) on investments and swaps

(4,849,640)

8,381

Net change in unrealized appreciation/depreciation of investments and swaps

(14,805,435)

4,194,047

Net increase in net assets resulting from investment operations

8,431,718

31,831,013

Dividends on Preferred Shares from Net Investment Income

(651,323)

(797,851)

  Net increase in net assets applicable to common shareholders resulting from investment operations

7,780,395

31,033,162

Dividends to Common Shareholders from Net Investment Income

(27,072,603)

(26,934,450)

Common Share Transactions:

Reinvestment of dividends

1,473,126

1,819,762

Total increase (decrease) in net assets applicable to common shareholders

(17,819,082)

5,918,474

Net Assets Applicable to Common Shareholders:

Beginning of year

330,839,799

324,921,325

  End of year (including undistributed net investment income of $4,610,072 and $4,257,779;
$4,108,834 and $3,372,730; $1,204,306 and $994,886; respectively)

$313,020,717

$330,839,799

Common Shares Issued in Reinvestment of Dividends

146,402

175,126

26

PIMCO Municipal Income Funds III Annual Report

9.30.11

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Statements of Changes in Net Assets

Applicable to Common Shareholders
(continued)

California Municipal III

New York Municipal III

Year ended September 30, 2011

Year ended September 30, 2010

Year ended September 30, 2011

Year ended September 30, 2010

$16,886,814

$16,631,668

$3,847,375

$3,692,800

(8,192,235)

34,880

(1,231,817)

51,846

(4,941,083)

1,712,656

(2,130,334)

1,471,822

3,753,496

18,379,204

485,224

5,216,468

(428,181)

(524,271)

(110,402)

(137,098)

3,325,315

17,854,933

374,822

5,079,370

(15,719,522)

(15,648,624)

(3,527,553)

(3,507,521)

825,372

938,286

243,118

300,354

(11,568,835)

3,144,595

(2,909,613)

1,872,203

210,317,221

207,172,626

52,399,776

50,527,573

$198,748,386

$210,317,221

$49,490,163

$52,399,776

94,251

101,572

28,553

33,283

See accompanying Notes to Financial Statements

9.30.11

PIMCO Municipal Income Funds III Annual Report

27

PIMCO Municipal Income Funds
III Statements of Cash Flows

Year ended September 30, 2011

Municipal III

California Municipal III

New York Municipal III

Increase in Cash from:

Cash Flows provided by Operating Activities:

Net increase in net assets resulting from investment operations

$8,431,718

$3,753,496

$485,224

  Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash provided by Operating
Activities:

Purchases of long-term investments

(77,016,080)

(38,094,664)

(8,199,808)

Proceeds from sales of long-term investments

92,998,868

44,151,620

10,695,218

Purchases of short-term portfolio investments, net

(3,328,709)

(5,571,406)

(1,409,903)

Net change in unrealized appreciation/depreciation of investments and swaps

15,299,473

4,179,914

2,135,720

Net realized loss on investments and swaps

4,345,029

8,950,399

1,226,431

Net amortization/accretion on investments

(349,055)

(307,511)

(49,280)

Increase in receivable for investments sold

(559,905)

–

–

(Increase) decrease in interest receivable

132,895

(196,723)

11,443

Increase in deposits with brokers for swaps collateral

(1,430,000)

–

(40,000)

(Increase) decrease in prepaid expenses and other assets

(18,281)

1,730

611

Decrease in payable for investments purchased

(736,002)

–

–

Net cash used for swap transactions

(8,733,840)

(2,814,232)

(1,485,262)

Decrease in investment management fees payable

(30,338)

(19,883)

(4,977)

Decrease in accrued expenses and other liabilities

(10,523)

(10,202)

(2,897)

Net cash provided by operating activities

28,995,250

14,022,538

3,362,520

Cash Flows used for Financing Activities:

  Cash dividends paid (excluding reinvestment of dividends of $1,473,126, $825,372 and $243,118, respectively)

(23,993,749)

(14,014,759)

(3,100,414)

Cash payments on retirement of floating rate notes

(3,365,722)

–

–

Cash receipts on issuance of floating rate notes

–

6,665,012

2,000,100

Decrease in payable to custodian for cash overdraft

(1,635,779)

(950,623)

(117,210)

Net cash used for financing activities

(28,995,250)

(8,300,370)

(1,217,524)

Net increase in cash

–

5,722,168

2,144,996

Cash at beginning of year

–

–

–

Cash at end of year

$ –

$5,722,168

$2,144,996

28

PIMCO Municipal Income Funds III Annual Report

9.30.11

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds
III Notes to Financial Statements

September 30, 2011

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund III (“Municipal III“), PIMCO California Municipal Income Fund III (“California Municipal III“) and PIMCO New York
Municipal Income Fund III (“New York Municipal III“), each a “Fund” and collectively referred to as the “Funds” or “PIMCO Municipal Income Funds III“, were organized as Massachusetts business trusts on
August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value per share of common shares authorized.

Under normal market conditions, Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from U.S. federal income taxes. Under normal market conditions, California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New
York City income taxes. There is no guarantee that the Funds will meet their stated objectives. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The
preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each
Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).
FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. The Funds’ management is evaluating the implications of this change.

The following is
a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Centrally cleared swaps are valued at the price determined by the relevant exchange. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

9.30.11

PIMCO Municipal Income Funds III Annual Report

29

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

1. Organization and Significant Accounting Policies (continued)

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading
(normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the
price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•

Level 1 — quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•

  Level 3 — valuations based on significant unobservable inputs (including each Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Municipal
Bonds & Notes and Variable Rate Notes — Municipal bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds and notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as
Level 3.

Interest Rate Swaps — OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

30

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used at September 30, 2011 in valuing each
Fund’s assets and liabilities is listed below:

Municipal III:

Level 1 – Quoted Prices

Level 2 – Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

  Value at
9/30/11

Investments in Securities – Assets

Municipal Bonds & Notes:

California

—

$
71,600,679

$
2,313,600

$
73,914,279

All Other

—

461,646,164

—

461,646,164

Variable Rate Notes

—

15,107,470

—

15,107,470

Short-Term Investments

—

3,328,801

—

3,328,801

Total Investments in Securities – Assets

—

$
551,683,114

$
2,313,600

$
553,996,714

Other Financial Instruments* – Liabilities

Interest Rate Contracts

—

$
(3,672,956
)

—

$
(3,672,956
)

Total Investments

—

$
548,010,158

$
2,313,600

$
550,323,758

California Municipal III:

Level 1 – Quoted Prices

Level 2 – Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

  Value at
9/30/11

Investments in Securities – Assets

California Municipal Bonds & Notes

—

$
338,575,509

—

$
338,575,509

Other Municipal Bonds & Notes

—

13,983,029

—

13,983,029

California Variable Rate Notes

—

1,159,090

—

1,159,090

Short-Term Investments

—

5,571,580

—

5,571,580

Total Investments in Securities – Assets

—

$
359,289,208

—

$
359,289,208

Other Financial Instruments* – Liabilities

Interest Rate Contracts

—

$
(4,663,255
)

—

$
(4,663,255
)

Total Investments

—

$
354,625,953

—

$
354,625,953

New York Municipal III:

Level 1 – Quoted Prices

Level 2 – Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

Value at 9/30/11

Investments in Securities – Assets

New York Municipal Bonds & Notes

—

$
71,315,909

—

$
71,315,909

Other Municipal Bonds & Notes

—

10,394,515

—

10,394,515

New York Variable Rate Notes

—

5,138,900

—

5,138,900

Short-Term Investments

—

1,409,903

—

1,409,903

Total Investments in Securities – Assets

—

$
88,259,227

—

$
88,259,227

Other Financial Instruments* – Liabilities

Interest Rate Contracts

—

$
(637,653
)

—

$
(637,653
)

Total Investments

—

$
87,621,574

—

$
87,621,574

*

Other financial instruments are derivatives not reflected in the Schedules of Investments, such as swap agreements, which are valued at the unrealized appreciation (depreciation)
of the instrument.

9.30.11

PIMCO Municipal Income Funds III Annual Report

31

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

1. Organization and Significant Accounting Policies (continued)

There were no significant transfers between Levels 1 and 2 during the year ended September 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the year ended September 30, 2011, was as follows (not applicable for California Municipal III and New York Municipal III):

Municipal III:

Beginning Balance 9/30/10

  Net
Purchases (Sales) and Settlements

Accrued Discounts (Premiums)

  Net
Realized Gain (Loss)

Net Change in Unrealized Appreciation/ Depreciation

Transfers into Level 3

Transfers out of Level 3

  Ending
Balance 9/30/11

Investments in Securities – Assets

Municipal Bonds & Notes:

California

—

$
2,410,000

—

—

$
(96,400
)

—

—

$
2,313,600

New Jersey

$
16,045

—

—

$
(1,036,209
)*

$
1,020,164
*

—

—

—

Total Investments

$
16,045

$
2,410,000

—

$
(1,036,209
)*

$
923,764
*

—

—

$
2,313,600

*

Security deemed worthless and removed from Municipal III’s Schedule of Investments.

The net change in unrealized appreciation/depreciation of investments which Municipal III held at
September 30, 2011 was $(96,400). Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as
amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at September 30, 2011. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

32

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

1. Organization and Significant Accounting Policies (continued)

(f) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. To the extent the Funds do not cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the
Funds’ uncovered obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities. There were no reverse repurchase agreements open at September 30, 2011.

(g) Inverse Floating Rate Transactions — Residual Interest
Municipal Bonds (“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)

The Funds invest in RIBs and RITEs (“Inverse
Floaters”), whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time, purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the
Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings. The Funds may also invest in Inverse
Floaters for the purpose of increasing leverage.

The Inverse Floaters are
created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days.
After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than in an investment in Fixed Rate Bonds.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the
Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

9.30.11

PIMCO Municipal Income Funds III Annual Report

33

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

1. Organization and Significant Accounting Policies (continued)

(h) Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(i)
Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

(j) Interest Expense

Interest expense primarily relates to the Funds’ participation in floating rate notes held by third parties in conjunction with Inverse Floater transactions and reverse repurchase agreement transactions. Interest expense on reverse repurchase agreements is recorded as it is incurred.

2. Principal Risks

In the normal course of business, the
Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Funds hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.
The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ Sub-Adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

34

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

2. Principal Risks (continued)

Leverage
will cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The
Funds may engage in transactions or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the
Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Swap Agreements

Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’
Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/depreciation on the Funds’ Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on centrally cleared swaps on the
Funds’ Statements of Assets and Liabilities.

Entering into these
agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

9.30.11

PIMCO Municipal Income Funds III Annual Report

35

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

3. Financial Derivative Instruments (continued)

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

The following is
a summary of the fair valuation of the Funds’ derivatives categorized by risk exposure.

The effect of derivatives on the Statements of Assets and Liabilities at September 30, 2011:

Municipal III:

Location

Interest Rate Contracts

Liability derivatives:

Unrealized depreciation of OTC swaps

$
(3,323,325
)

Payable for variation margin on centrally cleared swaps*

(167,993
)

Total liability derivatives

$
(3,491,318
)

California Municipal III:

Location

Interest Rate Contracts

Liability derivatives:

Unrealized depreciation of OTC swaps

$
4,663,255

New York Municipal III:

Location

Interest Rate Contracts

Liability derivatives:

Unrealized depreciation of OTC swaps

$
(629,707
)

Payable for variation margin on centrally cleared swaps*

(3,818
)

Total liability derivatives

$
(633,525
)

*

Included in the net unrealized depreciation of $349,631 and $7,946 on centrally cleared interest rate swaps, for Municipal III and New York Municipal III, respectively, as reported in section 5(a) of the Notes to Financial Statements.

The effect of
derivatives on the Statements of Operations for the year ended September 30, 2011:

Municipal III:

Location

Interest Rate Contracts

Net realized loss on:

Swaps

$
(8,718,802
)

Net change in unrealized appreciation/depreciation of:

Swaps

$
(3,672,956
)

36

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

3. Financial Derivative Instruments (continued)

California Municipal III:

Location

Interest Rate Contracts

Net realized loss on:

Swaps

$
(2,995,814
)

Net change in unrealized appreciation/depreciation of:

Swaps

$
(4,663,255
)

New York Municipal III:

Location

Interest Rate Contracts

Net realized loss on:

Swaps

$
(1,508,354
)

Net change in unrealized appreciation/depreciation of:

Swaps

$
(637,653
)

The average (measured at each fiscal quarter end)
volume of derivative activity during the year ended September 30, 2011:

Interest Rate Swap Agreements*

Municipal III

$
18,320

California Municipal III

12,300

New York Municipal III

3,080

*

Notional amount (in thousands)

4. Investment
Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of daily net assets attributable to any Preferred Shares that were outstanding. The
Investment Manager has voluntarily agreed to waive a portion of its fee for each Fund at the annual rate of 0.05% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding, for the period from July 1, 2011 through June 30, 2012. For the year ended September 30, 2011, each Fund paid investment management fees at an effective rate of 0.64% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that were outstanding.

The Investment
Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investments in Securities

Purchases and sales of
investments, other than short-term securities and U.S. government obligations, for the year ended September 30, 2011:

Municipal III

California Municipal III

New York Municipal III

Purchases

$
77,016,080

$
38,094,664

$
8,199,808

Sales

92,936,368

44,151,620

10,695,218

9.30.11

PIMCO Municipal Income Funds III Annual Report

37

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

5. Investments in Securities (continued)

(a)
Interest rate swap agreements outstanding at September 30, 2011:

Municipal III:

OTC interest rate swaps:

Notional Amount (000s)

Termination Date

Rate Type

Market Value

Upfront Premiums Received

Unrealized Depreciation

Swap Counterparty

Payments Made

Payments Received

Citigroup

$
8,500

6/20/2042

4.75%

3-Month USD-LIBOR

$
(3,489,925
)

$
(166,600
)

$
(3,323,325
)

Centrally cleared interest rate swaps:

Notional Amount (000s)

Termination Date

Rate Type

Market Value

Unrealized Depreciation

Broker

Payments Made

Payments Received

Credit Suisse (CME)

$
8,800

6/20/2042

4.75%

3-Month USD-LIBOR

$
(3,711,231
)

$
(349,631
)

California Municipal III:

OTC interest rate swaps:

Notional Amount (000s)

Termination Date

Rate Type

  Market
Value

  Upfront Premiums Paid
(Received)

Unrealized Depreciation

Swap Counterparty

Payments Made

Payments Received

Citigroup

$
7,900

6/20/2042

4.75%

3-Month USD-LIBOR

$
(3,243,577
)

$
(185,000
)

$
(3,058,577
)

Goldman Sachs

2,300

6/20/2042

4.75%

3-Month USD-LIBOR

(944,333
)

18,170

(962,503
)

JPMorgan Chase

1,600

6/20/2042

4.75%

3-Month USD-LIBOR

(656,927
)

(14,752
)

(642,175
)

$
(4,844,837
)

$
(181,582
)

$
(4,663,255
)

New York Municipal III:

OTC interest rate swaps:

Notional Amount (000s)

Termination Date

Rate Type

Market Value

Upfront Premiums Received

Unrealized Depreciation

Swap Counterparty

Payments Made

Payments Received

Citigroup

$
600

6/20/2042

4.75%

3-Month USD-LIBOR

$
(246,348
)

$
(18,000
)

$
(228,348
)

JPMorgan Chase

1,000

6/20/2042

4.75%

3-Month USD-LIBOR

(410,579
)

(9,220
)

(401,359
)

$
(656,927
)

$
(27,220
)

$
(629,707
)

Centrally cleared interest rate swaps:

Notional Amount (000s)

Termination Date

Rate Type

Market Value

Unrealized Depreciation

Broker

Payments Made

Payments Received

Credit Suisse (CME)

$
200

6/20/2042

4.75%

3-Month USD-LIBOR

$
(84,346
)

$
(7,946
)

CME –
Chicago Mercantile Exchange

LIBOR – London Inter-Bank Offered Rate

At September 30, 2011 Municipal III and New York Municipal III pledged cash collateral of $1,430,000 and $40,000, respectively, for centrally cleared interest rate swaps.

38

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

(b)
Floating rate notes:

The weighted average daily balance of floating rate
notes outstanding during the year ended September 30, 2011 for Municipal III, California Municipal III and New York Municipal III was $59,540,490, $36,983,579 and $8,740,767 at a weighted average interest rate, including fees, of 0.79%, 0.80%
and 0.81%, respectively.

6. Income Tax Information

For the year ended September 30, 2011, the tax character of dividends paid by the Funds was as follows:

  Ordinary
Income Distributions

  Tax
Exempt Income

Municipal III

$
341,172

$
27,382,754

California Municipal III

223,752

15,923,951

New York Municipal III

45,404

3,592,551

For the year ended September 30, 2010, the tax
character of dividends paid by the Funds was as follows:

  Ordinary
Income Distributions

  Tax
Exempt Income

Municipal III

$
700,058

$
27,032,243

California Municipal III

239,110

15,933,785

New York Municipal III

56,737

3,587,882

At September 30, 2011, the components of
distributable earnings were as follows:

  Tax
Exempt Income

Capital Loss Carryforwards(1)

  Post – October
Deferral(2)

Municipal III

$
4,610,072

$
155,341,562

$
4,511,919

California Municipal III

4,108,834

120,666,947

8,966,468

New York Municipal III

1,204,306

34,340,305

1,300,806

(1)

Capital losses available to offset future net capital gains, expiring in varying amounts as shown.

(2)

Capital losses realized during the period November 1, 2010 through September 30, 2011 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

At September 30,
2011, the Funds have capital loss carryforwards expiring in the following years:

2012

2013

2014

2015

2016

2017

2018

2019

Municipal III

—

$
14,905,572

$
9,012,699

—

$
2,478,209

$
11,389,399

$
116,860,369

$
695,314

California Municipal III

$
506,345

11,508,959

8,216,646

—

1,376,562

9,243,137

89,815,298

—

New York Municipal III

—

2,109,136

1,605,360

—

426,250

3,263,786

26,935,773

—

For the year ended September 30, 2011, the Funds
had capital capital loss carryforwards which were utilized as follows:

Utilized

Municipal III

—

California Municipal III

$
16,069

New York Municipal III

74,375

9.30.11

PIMCO Municipal Income Funds III Annual Report

39

5. Investments in Securities (continued)

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

6. Income Tax Information (continued)

For the
year ended September 30, 2011, permanent “book-tax” adjustments were as follows:

  Undistributed
 Net Investment
Income

  Accumulated
Net Realized Loss

Municipal III (a)

$
(10,574
)

$
10,574

California Municipal III (a)

(3,007
)

3,007

New York Municipal III

—

—

These permanent “book-tax” differences were
primarily attributable to:

(a)

Differing treatment of Inverse Floaters

Net investment income,
net realized gains or losses and net assets were not affected by these adjustments.

At September 30, 2011, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Cost of Investments

Gross Unrealized Appreciation

Gross Unrealized Depreciation

Net Unrealized Appreciation

Municipal III

$
481,698,174

$
32,628,740

$
(16,944,562
)

$
15,684,178

California Municipal III

298,690,426

27,548,115

(7,332,349
)

20,215,766

New York Municipal III

73,754,675

5,958,892

(404,158
)

5,554,734

Differences between book and tax cost basis were
primarily attributable to inverse floater transactions.

7. Auction-Rate
Preferred Shares

Municipal III has 1,512 shares of Preferred Shares Series A, 1,512 shares of Preferred Shares Series B, 1,512 shares of Preferred
Shares Series C, 1,512 shares of Preferred Shares Series D and 1,512 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal III has 2,500 shares of Preferred Shares Series A and 2,500 shares of Preferred Shares Series B outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal III has 1,280 shares of Preferred Shares Series A outstanding, with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or through default provisions in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

For the year ended September 30, 2011, the annualized dividend rates for each Fund ranged from:

High

Low

At September 30, 2011

Municipal III:

Series A

0.686
%

0.107
%

0.244
%

Series B

0.686
%

0.107
%

0.244
%

Series C

0.686
%

0.110
%

0.244
%

Series D

0.686
%

0.107
%

0.244
%

Series E

0.686
%

0.107
%

0.259
%

California Municipal III:

Series A

0.686
%

0.107
%

0.244
%

Series B

0.686
%

0.107
%

0.244
%

New York Municipal III:

Series A

0.686
%

0.107
%

0.244
%

40

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

7. Auction-Rate Preferred Shares (continued)

The Funds
are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and the ARPS holders have continued to receive dividends at the defined “maximum rate” equal to the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by 110%
or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by
(B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the
Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

8. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America,
L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment
Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims. In April 2011, the MDL Court granted final approval of the settlement.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

9.30.11

PIMCO Municipal Income Funds III Annual Report

41

PIMCO Municipal Income Funds III Notes to Financial Statements

September 30, 2011

9.
Subsequent Events

On October 3, 2011, the following dividends were declared to common shareholders payable November 1, 2011 to shareholders of record on October 13, 2011:

Municipal III

$0.07 per common share

California Municipal III

$0.06 per common share

New York Municipal III

$0.0525 per common share

On November 1, 2011, the following dividends were
declared to common shareholders payable December 1, 2011 to shareholders of record on November 14, 2011:

Municipal III

$0.07 per common share

California Municipal III

$0.06 per common share

New York Municipal III

$0.0525 per common share

The Funds’ amended Dividend Reinvestment Plan
will become effective on November 15, 2011, for distributions paid after December 15, 2011.

42

PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Fund
III Financial Highlights

For a common share outstanding throughout each year:

Year ended September 30,

2011

2010

2009

2008

2007

Net asset value, beginning of year

$10.29

$10.16

$10.81

$14.53

$14.90

Investment Operations:

Net investment income

0.87

0.86

0.96

1.29

1.17

  Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps

(0.61
)

0.13

(0.67
)

(3.87
)

(0.40
)

Total from investment operations

0.26

0.99

0.29

(2.58
)

0.77

Dividends on Preferred Shares from Net Investment Income

(0.02
)

(0.02
)

(0.10
)

(0.30
)

(0.30
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

0.24

0.97

0.19

(2.88
)

0.47

Dividends to Common Shareholders from Net Investment Income

(0.84
)

(0.84
)

(0.84
)

(0.84
)

(0.84
)

Net asset value, end of year

$9.69

$10.29

$10.16

$10.81

$14.53

Market price, end of year

$10.75

$11.45

$11.29

$11.17

$15.05

Total Investment Return (1)

2.01
%

9.90
%

11.02
%

(21.07
)%

1.38
%

RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of year (000s)

$313,021

$330,840

$324,921

$342,926

$457,914

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)

1.44
%

1.40
%

1.92
%

2.48
%

2.73
%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)

1.28
%

1.26
%

1.44
%

1.23
%

1.10
%

Ratio of net investment income to average net assets (2)(5)

9.39
%

8.78
%

11.23
%

9.39
%

7.90
%

Preferred shares asset coverage per share

$66,404

$68,760

$67,977

$56,709

$67,378

Portfolio turnover rate

14
%

7
%

58
%

17
%

10
%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.02%, 0.01%, 0.10%, 0.17% and 0.24%, for the years ended September 30, 2011, September 30, 2010, September 30, 2009, September 30, 2008 and September 30, 2007, respectively.

See accompanying Notes to Financial Statements

9.30.11

PIMCO Municipal Income Funds III Annual Report

43

PIMCO California Municipal Income Fund III Financial Highlights

For a common share outstanding throughout each year:

Year ended September 30,

2011

2010

2009

2008

2007

Net asset value, beginning of year

$9.65

$9.55

$11.13

$14.48

$14.83

Investment Operations:

Net investment income

0.77

0.76

0.88

1.15

1.07

  Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps

(0.60
)

0.08

(1.64
)

(3.49
)

(0.26
)

Total from investment operations

0.17

0.84

(0.76
)

(2.34
)

0.81

Dividends on Preferred Shares from Net Investment Income

(0.02
)

(0.02
)

(0.10
)

(0.29
)

(0.29
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

0.15

0.82

(0.86
)

(2.63
)

0.52

Dividends to Common Shareholders from Net Investment Income

(0.72
)

(0.72
)

(0.72
)

(0.72
)

(0.87
)

Net asset value, end of year

$9.08

$9.65

$9.55

$11.13

$14.48

Market price, end of year

$9.53

$10.39

$10.03

$10.54

$14.20

Total Investment Return (1)

(0.47
)%

11.94
%

3.95
%

(21.60
)%

(11.38
)%

RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of year (000s)

$198,748

$210,317

$207,173

$240,436

$311,958

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)

1.48
%

1.45
%

1.77
%

2.75
%

2.94
%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)

1.32
%

1.31
%

1.48
%

1.21
%

1.16
%

Ratio of net investment income to average net assets (2)(5)

9.01
%

8.39
%

10.82
%

8.53
%

7.26
%

Preferred shares asset coverage per share

$64,749

$67,061

$66,432

$57,426

$67,140

Portfolio turnover rate

11
%

3
%

48
%

8
%

7
%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.02%, 0.01%, 0.10%, 0.17% and 0.24%, for the years ended September 30, 2011, September 30, 2010, September 30, 2009, September 30, 2008 and September 30, 2007, respectively.

44

PIMCO Municipal Income Funds III Annual Report

9.30.11

See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund III Financial Highlights

For a common share outstanding throughout each year:

Year ended September 30,

2011

2010

2009

2008

2007

Net asset value, beginning of year

$9.38

$9.10

$11.45

$14.57

$15.09

Investment Operations:

Net investment income

0.69

0.66

0.78

1.11

1.03

  Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps

(0.60
)

0.27

(2.40
)

(3.30
)

(0.48
)

Total from investment operations

0.09

0.93

(1.62
)

(2.19
)

0.55

Dividends on Preferred Shares from Net Investment Income

(0.02
)

(0.02
)

(0.10
)

(0.30
)

(0.29
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

0.07

0.91

(1.72
)

(2.49
)

0.26

Dividends to Common Shareholders from Net Investment Income

(0.63
)

(0.63
)

(0.63
)

(0.63
)

(0.78
)

Net asset value, end of year

$8.82

$9.38

$9.10

$11.45

$14.57

Market price, end of year

$9.00

$9.81

$9.65

$10.00

$13.57

Total Investment Return (1)

(1.27
)%

8.98
%

4.19
%

(22.55
)%

(13.12
)%

RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of year (000s)

$49,490

$52,400

$50,528

$63,151

$80,417

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)

1.73
%

1.66
%

2.30
%

3.02
%

3.18
%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)

1.58
%

1.56
%

1.74
%

1.34
%

1.31
%

Ratio of net investment income to average net assets (2)(5)

8.07
%

7.39
%

9.42
%

8.04
%

6.89
%

Preferred shares asset coverage per share

$63,663

$65,936

$64,474

$58,583

$67,749

Portfolio turnover rate

9
%

12
%

33
%

7
%

12
%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.02%, 0.01%, 0.10%, 0.17% and 0.24%, for the years ended September 30, 2011, September 30, 2010, September 30, 2009, September 30, 2008 and September 30, 2007, respectively.

See accompanying Notes to Financial Statements

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PIMCO Municipal Income Funds III Annual Report

45

PIMCO Municipal Income Funds
III

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of:

PIMCO Municipal Income Fund III,

PIMCO California
Municipal Income Fund III and

PIMCO New York Municipal Income Fund III

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of cash flows and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO
Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III (collectively hereafter referred to as the “Funds”) at September 30, 2011, the results of their operations and cash flows for the year then ended, the changes in their net assets applicable to common shareholders for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

November 22, 2011

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PIMCO Municipal Income Funds III

Tax Information/Annual Shareholder Meeting Results/Changes to Board of Trustees/Portfolio
Manager Change (unaudited)

Tax Information:

As required by the Internal Revenue Code, shareholders must be notified within 60 days of the Funds’ fiscal year ended September 30,
2011, regarding certain tax attributes of distributions made by each Fund.

For the year ended September 30, 2011, the Funds designate the following percentages of the ordinary income dividends (or such greater percentages that constitute the maximum amount allowable pursuant to code sections 103(a) and 852(b)(5), as exempt-interest dividends which re exempt from federal income tax other than the alternative minimum tax.

Municipal Income III

98.77%

California Municipal Income III

98.61%

New York Municipal Income III

98.75%

Since the Funds’ tax year is not the calendar
year, another notification will be sent with respect to calendar year 2011. In January 2012, shareholders will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received during calendar 2011. The amount that will be reported will be the amount to use on your 2011 federal income tax return and may differ from the amount which must be reported in connection with the Funds’ tax year ended September 30, 2011. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the dividend income received from the Funds. In January 2012, an allocation of interest income by state will be provided which may be of value in reducing a shareholder’s state and local tax liability, if any.

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on
December 14, 2010. Shareholders of the Funds voted as indicated below:

Affirmative

Withheld Authority

Municipal III

Election of James A. Jacobson* – Class II to serve until 2013

6,011

102

Election of Alan Rappaport* – Class I to serve until 2012

6,011

102

California Municipal III

Election of James A. Jacobson* – Class II to serve until 2013

3,671

9

Election of Alan Rappaport* – Class I to serve until 2012

3,671

9

New York Municipal III

Election of James A. Jacobson* – Class II to serve until 2013

1,144

5

Election of Alan Rappaport* – Class I to serve until 2012

1,144

5

The other members of the Board of
Trustees at the time of the meeting, namely, Messrs. Paul Belica, Hans W. Kertess, William B. Ogden, IV and John C. Maney†, continued to serve as Trustees of the Funds.

*

Preferred Shares Trustee

†

Interested Trustee

Changes to Board of Trustees:

Effective December 15, 2010, the Board of Trustees appointed Bradford K. Gallagher as a Class II Trustee for the Funds to serve until 2011.

Effective March 7, 2011, the Board of Trustees appointed Deborah A. Zoullas as a
Class III Trustee for the Funds to serve until 2011.

Portfolio Manager Change:

On July 26, 2011, Joe Deane assumed primary responsibility for the day-to-day portfolio management of each of the Funds. Mr. Deane, an Executive Vice President at Pacific Investment Management Company LLC (“PIMCO”), joined PIMCO in 2011 and is the head of the municipal bond portfolio management team.
Prior to joining PIMCO, he served as Managing Director, Co-Head of the Tax-Exempt Department for Western Asset Management Company. Previously he was Managing Director, Head of Tax-Exempt Investments for Smith Barney/Citigroup Asset Management from
1993 to 2005.

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PIMCO Municipal Income Funds III Annual Report

47

PIMCO Municipal Income Funds III

Matters Relating to the Trustees’ Consideration of the Investment
Management & Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested
Trustees (the “Independent Trustees”), voting separately, approve each Fund’s Management Agreement with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”). The Trustees met in person on June 14-15, 2011 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based
on their evaluation of factors that they deemed to be material, including those factors described below, the Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Agreements should be approved for a one-year period commencing July 1, 2011.

In connection with
their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable
Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Morningstar Associates LLC (“Morningstar”) on the net return investment performance (based on net assets) of the Funds for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Morningstar and the performance of an applicable benchmark index, (ii) information provided by Morningstar on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Morningstar, (iii) information regarding the investment performance and management fees of any comparable portfolios of other clients of the Sub-Adviser, (iv) the estimated profitability to the Investment Manager and the Sub-Adviser from their relationship with the Funds for the one year period ended March 31, 2011, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and
(vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the
continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the
Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment
Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability.
Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objectives and policies, and that the
Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

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PIMCO Municipal Income Funds III Annual Report

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PIMCO Municipal Income Funds III

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio
Management Agreements (continued) (unaudited)

Based on information provided by Morningstar, the Trustees also reviewed each Fund’s net return investment performance as well as the performance of comparable funds identified by Morningstar. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total net expense ratio as a percentage of average net assets attributable to common shares and preferred shares and the management fee and total net expense ratios of comparable funds identified by Morningstar.

The Trustees specifically took note of how each Fund compared to its Morningstar peers as to performance and management fee and total net expenses. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Morningstar categories were separately charged such a fee by their investment managers, so that the total net expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total net expense ratio reflects the effect of expense waivers/reimbursements and does not reflect interest expense.

Municipal
III:

The Trustees noted that the expense group for the Fund provided by Morningstar consisted of a total of thirteen closed-end funds, including the
Fund but, not including the peer Funds managed by the Investment Manager. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $84.95 million to $492.33 million, and that three of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked eighth out of thirteen funds in the expense peer group for total net expense ratio based on common share assets, ninth out of thirteen funds in the expense peer group for the total net expense ratio based on common share and leveraged assets combined and eleventh out of thirteen funds in actual management fees (with funds ranked first having the lowest fees/expenses and ranked thirteenth having the highest fees/expenses in the peer group).

With respect to Fund performance (based
on net asset value), the Trustees also noted that the Fund underperformed its benchmark and was ranked eleventh out of twelve funds for the one-year period ended February 28, 2011. The Trustees noted that the Fund underperformed its benchmark and was ranked twelfth out of twelve funds for the three-year and five-year periods ended February 28, 2011. Finally, the Trustees considered the Investment Manager’s voluntary waiver of 0.05% of the Fund’s management fee payable.

California Municipal III:

The Trustees noted that the expense group for the Fund provided by Morningstar consisted of a total of twelve closed-end funds, including the Fund but, not including the peer Funds managed by the Investment Manager. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $30.63 million to $329 million, and that five of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked seventh out of twelve funds in the expense peer group for total net expense ratio based on common share assets, ninth out of twelve funds in the expense peer group for the total net expense ratio based on common share and leveraged assets combined and sixth out of twelve funds in actual management fees (with funds ranked first having the lowest fees/expenses and ranked twelfth having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees also noted that the Fund underperformed its benchmark and was ranked ninth out of twelve funds for the one-year period ended February 28, 2011. The Trustees noted that the Fund underperformed its benchmark and was ranked tenth and eleventh out of twelve funds for the three-year and five-year periods ended February 28, 2011, respectively. Finally, the Trustees considered the Investment Manager’s voluntary waiver of 0.05% of the Fund’s management fee payable.

New York Municipal III:

The Trustees noted that the expense group for the Fund provided by Morningstar consisted of a total of eleven closed-end funds, including the Fund but not including the peer Funds managed by the Investment Manager. The Trustees also noted

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PIMCO Municipal Income Funds III Annual Report

49

PIMCO Municipal Income Funds III

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio
Management Agreements (continued) (unaudited)

that average net assets of the common shares of the funds in the peer group ranged from $41.72 million to $262.56 million, and that nine of the funds are larger in asset size than the Fund. The
Trustees also noted that the Fund was ranked tenth out of eleven funds in the expense peer group for total net expense ratio based on common share assets, seventh out of eleven funds in the expense peer group for the total net expense ratio based on common share and leveraged assets combined and fifth out of eleven funds in actual management fees (with funds ranked first having the lowest fees/expenses and ranked eleventh having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees also noted
that the Fund underperformed its benchmark for the one-year, three-year and five-year periods ended February 28, 2011, was ranked ninth out of eleven funds for the one-year period ended February 28, 2011 and was ranked eleventh out of eleven funds for the three-year and five-year periods ended February 28, 2011. Finally, the Trustees considered the Investment Manager’s voluntary waiver of 0.05% of the Fund’s management fee payable.

The Trustees also considered the management fees charged by Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but the Trustees were advised by the Sub-Adviser that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on the Funds’ net assets, including assets attributable to preferred shares). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the
Sub-Adviser, on one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Funds’ common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager and the Sub-Adviser from their relationship with each Fund and determined that such profitability did not appear to be excessive.

The
Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After
reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

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PIMCO Municipal Income Funds III Annual Report

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PIMCO Municipal Income Funds III

Privacy Policy/Proxy Voting Policies & Procedures (unaudited)

Privacy Policy:

Our Commitment to You

We consider customer privacy to be a fundamental aspect of our relationship with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

As a matter of policy, we do not
disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers, such as broker-dealers, to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties

We reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, we may disclose information about a shareholder or shareholder’s accounts to a non-affiliated third party only if we receive a shareholder’s written request or consent.

Sharing Information with Affiliates

We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records

We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the
Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available
(i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange
Commission website at www.sec.gov

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51

PIMCO Municipal Income Funds
III Dividend Reinvestment Plan (unaudited)

Pursuant to the Funds’ Dividend Reinvestment Plan (the “Plan”), all
Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by BNY Mellon, as agent for the Common Shareholders (the
“Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold
Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor’s behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by
BNY Mellon, as the Funds’ dividend disbursement agent.

Unless you
elect (or your broker or nominee elects) not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)

If on the payment date the net asset value of the Common Shares is equal to or less than the market price per Common Share plus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market, the Funds will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2)

If on the payment date the net asset value of the Common Shares is greater than the market price per Common Share plus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Funds. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from
the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Funds and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Funds reserve the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Funds’
shareholder servicing agent, BNY Mellon, P.O. Box 43027, Providence, RI 02940-3027, telephone number (800) 254-5197.

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PIMCO Municipal Income Funds III Annual Report

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PIMCO Municipal Income Funds III
Board of Trustees (unaudited)

Name, Date of Birth, Position(s) Held with Funds,
Length of Service, Other Trusteeships/Directorships
Held by Trustee; Number of Portfolios
in Fund
Complex/Outside Fund Complexes Currently Overseen
by Trustee

Principal Occupation(s) During Past 5 Years:

The address of each trustee is 1633 Broadway, New York, NY 10019.

Hans W. Kertess

Date of Birth: 7/12/39

Chairman of the Board of Trustees since: 2007

Trustee since: 2003

Term of office: Expected to stand for re-election at 2012 annual meeting of shareholders.

Trustee/Director of 52 funds in Fund Complex;

Trustee/Director of no funds outside of Fund Complex

President, H. Kertess & Co., a financial advisory company. Formerly, Managing Director, Royal Bank of Canada Capital Markets.

Paul Belica

Date of Birth: 9/27/21

Trustee since: 2002

Term of office: Expected to stand for re-election at 2011 annual meeting of shareholders.

Trustee/Director of 52 funds in Fund Complex

Trustee/Director of no
funds outside of Fund Complex

Retired. Formerly, Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc.; Manager of Stratigos Fund LLC, Whistler
Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.

Bradford K. Gallagher

Date of Birth: 2/28/44

Director since: 2010

Term of office: Expected to stand for election at 2011 annual meeting of shareholders.

Trustee/Director of 52 funds in Fund Complex

Trustee/Director of no funds outside of Fund Complex

Formerly, Chairman and Trustee of Grail Advisors ETF Trust (2009-2010) and Trustee of Nicholas-Applegate Institutional
Funds (2007-2010)

Founder, Spyglass Investments LLC, a private investment vehicle (since 2001); Founder, President and CEO of Cypress Holding Company and Cypress Tree Investment Management Company (since
1995); Trustee, The Common Fund (since 2005); Director, Anchor Point Inc. (since 1995); Chairman and Trustee, Atlantic Maritime Heritage Foundation (since 2007); and Director, Shielding Technology Inc. (since 2006).

James A. Jacobson

Date of Birth: 2/3/45

Trustee since: 2009

Term of office: Expected to stand for re-election at 2013 annual meeting of shareholders.

Trustee/Director of 52 funds in Fund Complex

Trustee/Director of 17
funds in Alpine Mutual Funds Complex

Retired. Formerly, Vice Chairman and Managing Director of Spear, Leeds & Kellogg Specialists, LLC, a specialist firm on the New York Stock Exchange.

John C. Maney†

Date of Birth: 8/3/59

Trustee since: 2006

Term of office: Expected to stand for re-election at 2011 annual meeting of shareholders.

Trustee/Director of 77 funds in Fund Complex

Trustee/Director of no
funds outside the Fund Complex

Management Board, Managing Director and Chief Executive Officer, Allianz Global Investors Fund Management LLC; Management Board and Managing Director, Allianz Global Investors of America L.P.
since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006.

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PIMCO Municipal Income Funds III Annual Report

53

PIMCO Municipal Income Funds III Board of Trustees (continued) (unaudited)

Name, Date of Birth, Position(s) Held with Funds,
Length of Service, Other Trusteeships/Directorships
Held by Trustee; Number of Portfolios
in Fund
Complex/Outside Fund Complexes Currently Overseen
by Trustee

Principal Occupation(s) During Past 5 Years:

William B. Ogden, IV

Date of Birth: 1/11/45

Trustee since: 2006

Term of office: Expected to stand for re-election at 2012 annual meeting of shareholders

Trustee/Director of 52 funds in Fund Complex;

Trustee/Director of
no funds outside of Fund Complex

Asset Management Industry Consultant. Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.

Alan Rappaport

Date of Birth: 3/13/53

Trustee since: 2010

Term of office: Expected to stand for re-election at 2012 annual meeting of shareholders.

Trustee/Director of 52 funds in Fund Complex

Trustee/Director of no
funds outside of Fund Complex

Vice Chairman, Roundtable Investment Partners (since 2009); Chairman (formerly President), Private Bank of Bank of America; Vice Chairman, US Trust (2001-2008).

Deborah A. Zoullas

Date of Birth: 11/13/52

Trustee since: 2011

Term of office: Expected to stand for election at 2011 annual meeting of shareholders.

Trustee/Director of 52 funds in Fund Complex

Trustee/Director of no
funds outside of Fund Complex

Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Director, Helena Rubenstein Foundation (since 1997); Co-Chair Special Projects Committee, Memorial Sloan Kettering (since
2005); Board Member and Member of the Investment and Finance Committees, Henry Street Settlement (since 2007); Trustee, Stanford University (since 2010). Formerly, Advisory Council, Stanford Business School (2002-2008) and Director, Armor Holdings,
a manufacturing company (2002-2007).

†

Mr. Maney is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his positions set forth in the table above, among others with the Funds’ Investment Managers and various affiliated entities.

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PIMCO Municipal Income Funds III Annual Report

9.30.11

PIMCO Municipal Income Funds
III Fund Officers (unaudited)

Name, Date of Birth, Position(s) Held with Funds.

Principal Occupation(s) During Past 5 Years:

  Brian S. Shlissel
 Date of Birth: 11/14/64
President & Chief Executive Officer since: 2002

Management Board, Managing Director and Head of Mutual Fund Services, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 27 funds in the
Fund Complex; President of 50 funds in the Fund Complex; and Treasurer, Principal Financial and Accounting Officer of The Korea Fund, Inc. Formerly, Treasurer, Principal Financial and Accounting Officer of 50 funds in the Fund
Complex.

  Lawrence G. Altadonna
 Date of Birth: 3/10/66
Treasurer, Principal Financial and Accounting Officer since: 2002

Senior Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 77 funds in the
Fund Complex; and Assistant Treasurer of The Korea Fund, Inc. Formerly, Assistant Treasurer of 50 Funds in the Fund Complex.

  Thomas J. Fuccillo
 Date of Birth: 3/22/68
Vice President, Secretary & Chief Legal Officer since: 2004

Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC; Executive Vice President of Allianz Global Investors of America L.P.; Vice
President, Secretary and Chief Legal Officer of 77 funds in the Fund Complex; and Secretary and Chief Legal Officer of The Korea Fund, Inc.

  Scott Whisten
 Date of Birth: 3/13/71
Assistant Treasurer since: 2007

Senior Vice President, Allianz Global Investors Fund Management LLC; and Assistant Treasurer of 77 funds in the Fund Complex.

  Orhan Dzemaili
 Date of Birth: 4/18/74
Assistant Treasurer since: 2011

Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 77 funds in the Fund Complex. Formerly, Accounting Manager, Prudential Investments LLC
(2004-2007).

  Richard J. Cochran
 Date of Birth: 1/23/61
Assistant Treasurer since: 2008

Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 77 funds in the Fund Complex and of The Korea Fund, Inc. Formerly, Tax Manager, Teachers
Insurance Annuity Association/College Retirement Equity Fund (TIAA-CREF) (2002-2008).

  Youse E. Guia
 Date of Birth: 9/3/72
Chief Compliance Officer since: 2004

Senior Vice President, Chief Compliance Officer, Allianz Global Investors of America L.P.; Chief Compliance Officer of 77 funds in the Fund Complex and of The Korea Fund,
Inc.

  Lagan Srivastava
 Date of Birth: 9/20/77
Assistant Secretary since: 2006

Vice President of Allianz Global Investors of America L.P.; Assistant Secretary of 77 funds in the Fund Complex and of The Korea Fund, Inc.

Officers hold office at the pleasure of the Board
and until their successors are appointed and qualified or until their earlier resignation or removal.

9.30.11

PIMCO Municipal Income Funds III Annual Report

55

Trustees

Fund Officers

  Hans W. Kertess Chairman of the Board of Trustees
 Paul Belica   Bradford K. Gallagher   James A. Jacobson
 John C. Maney   William B. Ogden, IV   Alan Rappaport
Deborah A. Zoullas

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

Lafayette Corporate Center, 5th Floor

2 Avenue De Lafayette

Boston, MA 02111

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their
complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the
Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ606AR_093011

AGI-2011-10-28-2060

ITEM 2. CODE OF ETHICS

(a)
As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies —
Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal
Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-254-5197. The code of ethics is included as an Exhibit 99.CODEETH hereto.

(b)
During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in

2(a) above.

(c)
During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board has determined that Paul Belica and James A. Jacobson, members of the Board’s Audit Oversight Committee are “audit committee financial experts,” and that they are “independent,” for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)
Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the
Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $50,989 in 2010 and $52,772 in 2011.

b)
Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant’s financial statements and are not reported under paragraph (e) of this Item were $11,084 in 2010 and $11,084 in 2011. These services consist of accounting consultations, agreed upon procedure reports
(inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

c)
Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning
(“Tax Services”) were $10,150 in 2010 and $10,450 in 2011. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns and calculation of excise tax distributions.

d)
All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e)
1. Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements related directly to the operations and financial reporting of the Registrant. The Registrant’s policy is stated below.

PIMCO Municipal Income Fund III (the “Fund”)

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Fund’s Audit Oversight Committee (“Committee”) is charged with the oversight of the Fund’s financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the
Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

a review of the nature of the professional services expected to provided, the fees to be charged in connection with the services expected to be provided, a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE
PROVIDED TO THE FUND

On an annual basis, the Fund’s Committee will review and pre-approve the scope of the audit of the Fund and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Fund’s independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee’s pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Fund will also require the separate written pre-approval of the President of the Fund, who will confirm, independently, that the accounting firm’s engagement will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits

Seed
audits (related to new product filings, as required)

SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The following
categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the
Committee deems those services to be consistent with the accounting firm’s independence:

Accounting consultations

Fund merger support services

Agreed upon procedure reports (inclusive of quarterly review of
Basic Maintenance testing associated with issuance of Preferred Shares)

Other attestation reports

Comfort letters

Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $250,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax
services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; and, sales and use tax compliance

Timely RIC qualification reviews

Tax distribution analysis and planning

Tax authority examination services

Tax appeals
support services

Accounting methods studies

Fund merger support service

Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $250,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Fund’s
independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to
the accounting records or financial statements of the Fund

Financial information systems design and implementation

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

Actuarial services

Internal audit outsourcing services

Management functions or human resources

Broker or dealer, investment adviser or investment banking services

Legal services and expert services unrelated to the audit

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The
Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the “Investment Manager”) and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Fund (including affiliated sub-advisers to the Fund), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Fund (such entities, including the Investment Manager, shall be referred to herein as the
“Accounting Affiliates”). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee
Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $250,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting. Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the
Fund’s independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE
MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

(1)
The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%)
of the total amount of revenues paid to the Fund’s independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

e)
2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

f)
Not applicable

g)
Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2010 Reporting Period was $3,951,986 and the 2011 Reporting Period was $5,739,243.

h)
Auditor Independence. The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre- approved is compatible with maintaining the Auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED
REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the
Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Paul Belica, Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, William B. Ogden, IV, Alan Rappaport and Deborah A. Zoullas.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)
The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES

PIMCO MUNICIPAL INCOME FUND III

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III

PIMCO NEW YORK MUNICIPAL
INCOME FUND III

(each a “Trust”)

PROXY VOTING POLICY

1.
It is the policy of each Trust that proxies should be voted in the interest of its shareholders, as determined by those who are in the best position to make this determination. Each Trust believes that the firms and/or persons purchasing and selling securities for the Trust and analyzing the performance of the Trust’s securities are in the best position and have the information necessary to vote proxies in the best interests of the Trust and its shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the Trust, on the other. Accordingly, each Trust’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the Trust.

2.
Each Trust delegates the responsibility for voting proxies to Allianz Global Investors Fund Management LLC (“AGIFM”), which will in turn delegate such responsibility to the sub-adviser of the particular Trust. AGIFM’s Proxy Voting Policy Summary is attached as Appendix A hereto. Summaries of the detailed proxy voting policies of the Trusts’ current sub-advisers are set forth in
Appendix B attached hereto. Such summaries may be revised from time to time to reflect changes to the sub-advisers’ detailed proxy voting policies.

3.
The party voting the proxies (i.e., the sub-adviser) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.
AGIFM and each sub-adviser of a Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the applicable Board of the Trust promptly after the adoption or amendment of any such policies.

5.

The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trusts’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by

Item 18 of Form N-2 and Item 7 of Form N-CSR; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trusts’ Chief
Compliance Officer.

6.
This Proxy Voting Policy Statement, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser of a Trust with proxy voting authority and how each Trust voted proxies relating to portfolio securities held during the most recent twelve month period ending June 30, shall be made available (i) without charge, upon request, by calling 1-800-254-5197;
(ii) on the Trusts’ website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. In addition, to the extent required by applicable law or determined by the Trusts’ Chief Compliance Officer or Board of Trustees, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser with proxy voting authority shall also be included in the
Trusts’ Registration Statements or Form N-CSR filings.

Appendix A

ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC (“AGIFM”)

1.
It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, AGIFM’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.
AGIFM, for each fund which it acts as an investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective fund, subject to the terms hereof.

3.
The party voting the proxies (e.g., the sub-adviser) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.
AGIFM and each sub-adviser of a fund shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the board of the relevant fund promptly after the adoption or amendment of any such policies.

5.
The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for such funds’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 18 of Form N-2 and Item 7 of Form N-CSR; and (ii) shall provide such additional information as may be requested, from time to time, by such funds’ respective boards or chief compliance officers.

6.
This Proxy Voting Policy Summary and summaries of the proxy voting policies for each sub-adviser of a fund advised by AGIFM shall be available (i) without charge, upon request, by calling 1-800-254-5197 and (ii) at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the relevant fund’s board of directors/trustees or chief compliance officer, this Proxy
Voting Policy Summary and summaries of the detailed proxy voting policies of each sub-adviser and each other entity with proxy voting authority for a fund advised by AGIFM shall also be included in the Registration Statement or Form N-CSR filings for the relevant fund.

Appendix B

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

Pacific Investment Management Company LLC
(“PIMCO”) has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. The Proxy Policy applies generally to voting and/or consent rights of PIMCO, on behalf of each Fund, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders.

PIMCO exercises voting and consent rights directly with respect to debt securities held by a Fund. PIMCO considers each proposal regarding a debt security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general,
PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO may
determine not to vote a proxy for a debt security if: (1) the effect on the applicable Fund’s economic interests or the value of the portfolio holding is insignificant in relation to the Fund’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable Fund, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

For
all debt security proxies, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable Fund or between the Fund and another Fund or PIMCO-advised account. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable Fund, as provided by the Proxy Policy. The
Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a Fund, the Proxy Policy permits PIMCO to either:
(i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Conflicts Committee with respect to specific types of conflicts. With respect to material conflicts of interest between a Fund and one or more other Funds or PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how

to vote the proxy if the conflict exists between two Funds or accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with each Fund’s or account’s best interests if the conflict exists between Funds or accounts managed by different portfolio managers.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)

As of November 30,
2011, the following individual has primary responsibility for the day-to-day implementation of the PIMCO Municipal Income Fund III (PMX), PIMCO California Municipal Income Fund III (PZC) and PIMCO New York Municipal Income Fund III (PYN) (each a
“Fund” and collectively, the “Funds”):

Joe Deane

Mr. Deane has been the portfolio manager for the Funds since July 21, 2011. Mr. Deane, an Executive Vice President at Pacific Investment Management Company LLC (“PIMCO”), joined
PIMCO in 2011 and is the head of the municipal bond portfolio management team. Prior to joining PIMCO, he served as Managing Director, Co-Head of the Tax-Exempt Department for Western Asset Management Company. Previously he was Managing Director,
Head of Tax-Exempt Investments for Smith Barney/Citigroup Asset Management from 1993 to 2005. He has 41 years of investment experience and holds a bachelor’s degree from Iona College.

(a)(2)

The following summarizes information regarding each of the accounts, excluding the respective Funds managed by the Portfolio Manager as of September 30, 2011, including accounts managed by a team, committee, or other group that includes the Portfolio Manager. Unless mentioned otherwise, the advisory fee charged for managing each of the accounts listed below is not based on performance.

Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

PM

Fund

#

AUM ($million)

#

AUM ($million)

#

AUM ($million)

Joe Deane

PMX

19

5,332.55

0

0

0

0

PZC

19

5,510.97

0

0

0

0

PYN

19

5,753.48

0

0

0

0

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the

Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest
may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation
procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other
PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities.

Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund.
PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

(a) (3)

As of September 30, 2011, the following explains the compensation structure of the individual that shares primary responsibility for day-to-day portfolio management of the Fund:

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

•

Base Salary—Base salary is determined based on core job responsibilities, market factors and internal equity. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•

Performance Bonus – Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the Compensation Committee’s bonus decision process. Final award amounts are determined at the discretion of the Compensation Committee and will also consider firm performance.

•

Equity or Long Term Incentive Compensation – Equity allows key professionals to participate in the long-term growth of the firm. This program provides mid to senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. These options vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and option awards. PIMCO incorporates a progressive allocation of option awards as a percentage of total compensation which is in line with market practices.

In certain countries with significant tax implications for employees to participate in the M Unit Option
Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global
Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•

  Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•

Amount and nature of assets managed by the portfolio manager;

•

Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•

  Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment
Committee meetings, and on a day-to-day basis;

•

Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•

Contributions to asset retention, gathering and client satisfaction;

•

Contributions to mentoring, coaching and/or supervising; and

•

Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.

(a)(4)

The
following summarizes the dollar range of securities the portfolio manager for the Fund beneficially owned of the Fund that he managed as of September 30, 2011.

PIMCO Municipal Income Fund III

PIMCO California Municipal Income Fund
III

PIMCO New York Municipal Income Fund III

Portfolio Manager

Dollar Range of Equity Securities in each Fund

Joe Deane

None

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
COMPANIES

None

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND
PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting
Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99.CODE ETH — Code of Ethics

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Municipal Income Fund III

By

/s/ Brian S. Shlissel

President and Chief Executive Officer

Date: November 30, 2011

By

/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Brian S. Shlissel

President and Chief Executive Officer

Date: November 30, 2011

By

/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: November 30, 2011